PROSPECTUS


                                 [company logo]

                                    AMERICAN
                                  CENTURY (SM)
                                SEPTEMBER 3, 1996

                            REVISED JANUARY 1, 1997

                                    TWENTIETH

                                 CENTURY(reg.tm)

                                      GROUP

                                 [company logo]

                                     Select

                                    Heritage

                                     Growth

                                      Ultra

                                      Vista

INVESTOR CLASS

                                 [front cover]

                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          American Century Investments

                             Benham Group(reg.tm)

                              MONEY MARKET FUNDS

                             GOVERNMENT BOND FUNDS

                            DIVERSIFIED BOND FUNDS

                             MUNICIPAL BOND FUNDS



                            American Century Group

                       ASSET ALLOCATION & BALANCED FUNDS

                           CONSERVATIVE EQUITY FUNDS

                                SPECIALTY FUNDS



                            Twentieth Century Group

                                 GROWTH FUNDS

                              INTERNATIONAL FUNDS

                          Select * Heritage * Growth

                                 Ultra * Vista



                                  PROSPECTUS

                               SEPTEMBER 3, 1996

                            REVISED JANUARY 1, 1997

                          Select * Heritage * Growth

                                 Ultra * Vista

                                INVESTOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Five of the funds from our Twentieth Century Group that invest primarily in equity securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


 American Century Investments 4500 Main Street * P.O. Box 419200 Kansas City,
    Missouri 64141-6200 * 1-800-345-2021 International calls: 816-531-5575
     Telecommunications Device for the Deaf: 1-800-634-4113 * In Missouri:
                816-753-1865 Internet: www.americancentury.com


Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - TWENTIETH CENTURY SELECT FUND
-------------------------------------------------------------------------------

AMERICAN CENTURY - TWENTIETH CENTURY HERITAGE FUND
-------------------------------------------------------------------------------

The Select and Heritage funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks of companies that are considered by management to have better-than-average prospects for appreciation. As a matter of fundamental policy, 80% of the assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

AMERICAN CENTURY - TWENTIETH CENTURY GROWTH FUND
-------------------------------------------------------------------------------

AMERICAN CENTURY - TWENTIETH CENTURY ULTRA FUND
-------------------------------------------------------------------------------

AMERICAN CENTURY - TWENTIETH CENTURY VISTA FUND
-------------------------------------------------------------------------------

The Growth, Ultra and Vista funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objectives                            American Century Investments


                               TABLE OF CONTENTS

Transaction and Operating Expense Table . . . . . . . . . . . . . . . . . . .4

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds. . . . . . . . . . . . . . . . . . . . . . 10

    Growth Equity Funds . . . . . . . . . . . . . . . . . . . . . . . . . . 10

    Select and Heritage   . . . . . . . . . . . . . . . . . . . . . . . . . 10

    Growth, Ultra and Vista   . . . . . . . . . . . . . . . . . . . . . . . 10

Other Investment Practices, Their Characteristics and Risks. . . . . . . .  11

    Foreign Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . 11

    Forward Currency Exchange Contracts . . . . . . . . . . . . . . . . . . 11

    Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . . 12

    Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . 12

    Derivative Securities . . . . . . . . . . . . . . . . . . . . . . . . . 13

    Portfolio Lending . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

    When-Issued Securities  . . . . . . . . . . . . . . . . . . . . . . . . 14

    Rule 144A Securities  . . . . . . . . . . . . . . . . . . . . . . . . . 14

    Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

Performance Advertising . . . . . . . . . . . . . . . . . . . . . . . . . . 14

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments. . . . . . . . . . . . . . . . . . . . . . . . 16

Investing in American Century . . . . . . . . . . . . . . . . . . . . . . . 16

How to Open an Account. . . . . . . . . . . . . . . . . . . . . . . . . . . 16

          By Mail . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

          By Wire . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

          By Exchange . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

          In Person . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

       Subsequent Investments . . . . . . . . . . . . . . . . . . . . . . . 17

          By Mail . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

          By Telephone  . . . . . . . . . . . . . . . . . . . . . . . . . . 17

          By Online Access  . . . . . . . . . . . . . . . . . . . . . . . . 17

          By Wire . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

          In Person . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

       Automatic Investment Plan  . . . . . . . . . . . . . . . . . . . . . 17

How to Exchange from One Account to Another . . . . . . . . . . . . . . . . 17

          By Mail   . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Telephone  . . . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Online Access  . . . . . . . . . . . . . . . . . . . . . . . . 18

How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Mail . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Telephone  . . . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Check-A-Month  . . . . . . . . . . . . . . . . . . . . . . . . 18

          Other Automatic Redemptions . . . . . . . . . . . . . . . . . . . 18

       Redemption Proceeds  . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Check  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

          By Wire and ACH . . . . . . . . . . . . . . . . . . . . . . . . . 19

       Special Requirements for Large Redemptions . . . . . . . . . . . . . 19

       Redemption of Shares in Low-Balance Accounts . . . . . . . . . . . . 19

Signature Guarantee . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19

Special Shareholder Services. . . . . . . . . . . . . . . . . . . . . . . . 20

          Automated Information Line  . . . . . . . . . . . . . . . . . . . 20

          Online Account Access . . . . . . . . . . . . . . . . . . . . . . 20

          Open Order Service  . . . . . . . . . . . . . . . . . . . . . . . 20

          Tax-Qualified Retirement Plans  . . . . . . . . . . . . . . . . . 20

Important Policies Regarding Your Investments . . . . . . . . . . . . . . . 20

Reports to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . 21

Employer-Sponsored Retirement Plans and Institutional Accounts. . . . . . . 22

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

    When Share Price Is Determined  . . . . . . . . . . . . . . . . . . . . 23

    How Share Price Is Determined . . . . . . . . . . . . . . . . . . . . . 23

    Where to Find Information About Share Price . . . . . . . . . . . . . . 24

Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24

Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24

    Tax-Deferred Accounts . . . . . . . . . . . . . . . . . . . . . . . . . 24

    Taxable Accounts  . . . . . . . . . . . . . . . . . . . . . . . . . . . 25

Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

    Investment Management . . . . . . . . . . . . . . . . . . . . . . . . . 26

    Code of Ethics  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27

    Transfer and Administrative Services  . . . . . . . . . . . . . . . . . 27

Distribution of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . 28

Further Information About American Century. . . . . . . . . . . . . . . . . 28

Prospectus                                               Table of Contents   3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                              Select, Heritage,
                                                            Growth, Ultra, Vista
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases . . . . . . . . . . . . . . . . none

Maximum Sales Load Imposed on Reinvested Dividends. . . . . . . . . . . none

Deferred Sales Load . . . . . . . . . . . . . . . . . . . . . . . . . . none

Redemption Fee(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . none

Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . none

ANNUAL FUND OPERATING EXPENSES: (as a percentage of net assets)
--------------------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.00%

12b-1 Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . none

Other Expenses(2) . . . . . . . . . . . . . . . . . . . . . . . . . .   0.00%

Total Fund Operating Expenses . . . . . . . . . . . . . . . . . . . .   1.00%

EXAMPLE
--------------------------------------------------------------------------------
You would pay the following expenses on a                       1 year   $10
$1,000 investment, assuming a 5% annual return and             3 years    32
redemption at the end of each time period:                     5 years    55
                                                              10 years   122

(1) REDEMPTION PROCEEDS SENT BY WIRE ARE SUBJECT TO A $10 PROCESSING FEE.

(2) OTHER EXPENSES, WHICH INCLUDES THE FEES AND EXPENSES (INCLUDING LEGAL COUNSEL FEES) OF THOSE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" AS DEFINED IN THE INVESTMENT COMPANY ACT, WERE 0.0014 OF 1% OF AVERAGE NET ASSETS FOR THE MOST RECENT FISCAL YEAR.


The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer three other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class, resulting in different performance for the other classes. For additional information about the various classes, see "FURTHER INFORMATION ABOUT AMERICAN CENTURY," page 28.

4  Transaction and Operating Expense Table          American Century Investments


                             FINANCIAL HIGHLIGHTS

                                    SELECT

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                   1995     1994     1993    1992     1991     1990     1989     1988     1987     1986
                                   ----     ----     ----    ----     ----     ----     ----     ----     ----     ----
PER-SHARE DATA
Net Asset Value,
Beginning of Period .............$37.67   $45.76   $39.18  $40.79   $34.19    $35.98   $27.85   $32.69   $35.40   $26.48

Income from Investment Operations

Net Investment Income ............  .33(1)   .40      .46     .53      .63       .62     1.10      .64      .33      .43

Net Realized and Unrealized Gain
(Loss) on Investment Transactions  4.68    (3.59)    7.94     .34     8.17     (1.29)    7.74     1.37      .80     9.01

Total from
Investment Operations ............ 5.01    (3.19)    8.40     .87     8.80      (.67)    8.84     2.01     1.13     9.44

Distributions

From Net Investment Income ....... (.281)   (.432)   (.495)   (.653)   (.652)  (1.116)   (.707)   (.481)   (.380)   (.515)

From Net Realized Gains
on Investment Transactions .......(2.750)  (4.466)  (1.313)  (1.823)  (1.551)     --       --    (6.367)  (3.462)   --

In Excess of Net Realized Gains
on Investment Transactions ....... (.125)     --     (.016)     --        --      --       --       --      --      --

Total Distributions ..............(3.156)  (4.898)  (1.824)  (2.476)  (2.203)  (1.116)   (.707)  (6.848)  (3.842)   (.515)

Net Asset Value, End of Period ..$39.52   $37.67   $45.76   $39.18   $40.79   $34.19   $35.98   $27.85   $32.69   $35.40

Total Return(2) ..................15.02%   (7.37)%  22.20%    1.76%   27.05%   (2.03)%  32.59%    7.31%    3.47%   36.13%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............ 1.00%    1.00%     1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.01%

Ratio of Net Investment Income
to Average Net Assets ............  .9%     1.0%      1.1%    1.4%     1.7%     1.8%     3.4%     2.2%     1.1%     1.6%

Portfolio Turnover Rate ..........106%     126%       82%      95%      84%      83%      93%     140%     123%      85%

Average Commission Paid per
Investment Security Traded ....... $.046    --(3)    --(3)    --(3)    --(3)     --(3)    --(3)    --(3)   --(3)   --(3)

Net Assets, End
of Period (in millions) ..........$4,008   $4,278   $5,160   $4,534   $4,163   $2,953   $2,721   $2,367  $2,417  $1,978

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
DISTRIBUTIONS, IF ANY.

(3) NOT COMPUTED FOR PERIOD INDICATED.

Prospectus                                          Financial Highlights   5


                             FINANCIAL HIGHLIGHTS

                                   HERITAGE

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                    1995     1994    1993     1992     1991     1990    1989    1988(1)
                                    ----     ----    ----     ----     ----     ----    ----    ------

PER-SHARE DATA
Net Asset Value,
Beginning of Period .............. $10.32   $11.03   $9.30    $8.59    $6.55    $8.15   $6.21    $5.00

Income from Investment Operations

Net Investment Income ............    .05(2)   .07     .07      .10      .11      .10     .08      .06

Net Realized and Unrealized Gain
(Loss) on Investment Transactions    1.96     (.21)   2.43      .72     2.04     (.94)   1.93      1.16

Total from Investment Operations .   2.01     (.14)   2.50      .82     2.15     (.84)   2.01      1.22

Distributions

From Net Investment Income .......  (.033)   (.068)  (.093)   (.113)   (.110)   (.065)  (.066)    (.013)

From Net Realized Gains
on Investment Transactions .......  (.514)   (.500)  (.679)     --       --     (.691)    --        --

In Excess of Net Realized Gains
on Investment Transactions .......  (.030)   (.006)     --      --       --       --      --        --

Total Distributions ..............  (.577)   (.574)  (.772)   (.113)   (.110)   (.756)  (.066)    (.013)

Net Asset Value, End of Period ... $11.75   $10.32  $11.03    $9.30    $8.59    $6.55   $8.15     $6.21

Total Return(3) ..................  21.04%   (1.13)% 28.64%    9.65%   33.25%  (11.62)% 32.65%    25.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............   .99%    1.00%    1.00%    1.00%    1.00%    1.00%   1.00%     1.00%(4)

Ratio of Net Investment Income
to Average Net Assets ............    .5%      .7%      .7%     1.1%     1.5%     1.6%    1.3%      1.4%(4)

Portfolio Turnover Rate ..........   121%     136%     116%     119%     146%     127%    159%      130%(4)

Average Commission Paid per
Investment Security Traded ....... $.042     --(5)    --(5)    --(5)    --(5)    --(5)   --(5)     --(5)

Net Assets, End
of Period (in millions) ..........$1,008     $897     $702     $369     $269     $199    $117       $55


(1) NOVEMBER 10, 1987 (INCEPTION) THROUGH OCTOBER 31, 1988

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, IF ANY.

(4) ANNUALIZED.

(5) NOT COMPUTED FOR PERIOD INDICATED.

6    Financial Highlights                           American Century Investments


                             FINANCIAL HIGHLIGHTS

                                    GROWTH

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                  1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                                  ----     ----     ----     ----     ----     ----     ----     ----     ----     ----

PER-SHARE DATA
Net Asset Value,
Beginning of Period ............ $22.99   $25.27   $23.64   $22.32   $14.81   $17.44   $12.54   $15.62    $19.47   $14.16

Income from Investment Operations

Net Investment Income (Loss) ... .08(1)      .06      .06     (.02)     .04      .09      .08      .30       .01      .12

Net Realized and Unrealized
Gain (Loss) on Investment
Transactions ...................  4.08       .48     1.94      1.35     8.47   (2.05)     5.14      .13     1.30     5.37

Total from Investment Operations  4.16       .54     2.00      1.33     8.51   (1.96)     5.22      .43     1.31     5.49

Distributions

From Net Investment Income .....  (.051)    (.056)     --      (.013)   (.111)  (.079)    (.320)   (.046)   (.086)  (.182)

From Net Realized Gains
on Investment Transactions ..... (3.183)   (2.764)   (.353)      --     (.891)  (.592)      --    (3.460)  (5.076)    --

In Excess of Net Realized Gains
on Investment Transactions .....  (.040)    (.002)   (.013)      --       --      --        --        --      --      --

Total Distributions ............ (3.274)   (2.822)   (.366)    (.013)  (1.002)  (.671)    (.320)  (3.506)  (5.162)  (.182)

Net Asset Value, End of Period .$23.88    $22.99   $25.27    $23.64   $22.32  $14.81    $17.44   $12.54   $15.62   $19.47

Total Return(2) ................ 22.31%     2.66%    8.48%     5.96%   60.64% (11.72)%   42.74%    3.18%    9.32%   39.09%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..........  1.00%     1.00%    1.00%     1.00%    1.00%   1.00%     1.00%    1.00%    1.00%    1.01%

Ratio of Net Investment Income
(Loss) to Average Net Assets ...    .4%       .3%      .2%     (.1)%      .2%     .6%       .5%     2.4%      .2%      .6%

Portfolio Turnover Rate ........   141%      100%      94%       53%      69%    118%       98%     143%     114%     105%

Average Commission Paid per
Investment Security Traded .....  $.040    --(3)      --(3)     --(3)    --(3)    --(3)    --(3)    --(3)   --(3)   --(3)

Net Assets, End
of Period (in millions) ........ $5,130    $4,363   $4,641    $4,472   $3,193  $1,697    $1,597   $1,229   $1,188    $965


(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
DISTRIBUTIONS, IF ANY.

(3) NOT COMPUTED FOR PERIOD INDICATED.

Prospectus                                          Financial Highlights      7


                             FINANCIAL HIGHLIGHTS

                                     ULTRA

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                  1995       1994     1993     1992     1991     1990     1989     1988     1987     1986
                                  ----       ----     ----     ----     ----     ----     ----     ----     ----     ----

PER-SHARE DATA
Net Asset Value,
Beginning of Period ............. $21.16     $21.61   $15.46   $15.53   $7.73     $9.63   $6.86    $8.76     $9.06    $7.13

Income from Investment Operations

Net Investment Income (Loss) ....   (.07)(1)   (.03)    (.09)    (.05)   (.03)     (.03)    .19     (.02)     (.07)     .00

Net Realized and Unrealized
Gain (Loss) on Investment
Transactions ....................   7.58       (.42)    6.24     (.02)    7.86     (.73)    2.58     1.38     (.22)    1.94

Total from Investment
Operations ......................   7.51       (.45)    6.15     (.07)    7.83     (.76)    2.77     1.36     (.29)    1.94

Distributions

From Net Investment Income ......    --         --       --       --      --       (.196)    --       --      (.007)   (.010)

From Net Realized Gains
on Investment Transactions ......   (.645)      --       --       --      (.028)   (.947)    --     (3.258)    --       --

Total Distributions .............   (.645)      --       --       --      (.028)  (1.143)    --     (3.258)   (.007)   (.010)

Net Asset Value, End of Period .. $28.03     $21.16   $21.61   $15.46   $15.53    $7.73    $9.63    $6.86    $8.76    $9.06

Total Return(2) .................  36.89%     (2.08)%  39.78%    (.45)%  101.51%  (9.02)%  40.37%   19.52%   (3.23)%  27.22%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...........  1.00%       1.00%    1.00%    1.00%     1.00%   1.00%    1.00%    1.00%    1.00%    1.01%

Ratio of Net Investment Income
(Loss) to Average Net Assets ....  (.3)%       (.1)%    (.6)%    (.4)%     (.5)%   (.3)%    2.2%     (.3)%    (.5)%     --

Portfolio Turnover Rate .........    87%         78%      53%      59%       42%    141%    132%      140%     137%      99%

Average Commission Paid per
Investment Security Traded ...... $.033        --(3)    --(3)    --(3)     --(3)   --(3)   --(3)     --(3)    --(3)    --(3)

Net Assets, End
of Period (in millions) ........$14,376     $10,344   $8,037   $4,275    $2,148    $330    $347      $258     $236     $315


(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
DISTRIBUTIONS, IF ANY.

(3) NOT COMPUTED FOR PERIOD INDICATED.

8    Financial Highlights                           American Century Investments


                             FINANCIAL HIGHLIGHTS

                                     VISTA

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                  1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                                  ----     ----     ----     ----     ----     ----     ----     ----     ----     ----

PER-SHARE DATA
Net Asset Value,
Beginning of Period ............ $10.94   $12.24   $11.01  $10.53    $6.28     $8.74    $5.91    $5.73   $6.88    $4.68

Income from Investment Operations

Net Investment Income (Loss) ...  (.08)(1)  (.08)    (.07)   (.04)    (.02)     (.01)    (.03)     .01    (.05)    (.02)

Net Realized and Unrealized
Gain (Loss) on Investment
Transactions ...................  4.90       .45     1.95     .52     4.27     (1.76)    2.87      .63    (.45)    2.22

Total from Investment
Operations .....................  4.82       .37     1.88     .48     4.25     (1.77)    2.84      .64    (.50)    2.20

Distributions

From Net Investment Income .....  --         --       --      --      --        --       (.012)     --      --       --

From Net Realized Gains
on Investment Transactions .....  (.030)   (1.663)   (.641)   --      --        (.693)      --    (.462)  (.651)     --

In Excess of Net Realized Gains
on Investment Transactions .....  --        (.012)   (.006)   --      --        --         --       --      --       --

Total Distributions ............  (.030)   (1.675)   (.647)   --      --        (.693)   (.012)   (.462)  (.651)     --

Net Asset Value,
End of Period ..................$15.73    $10.94   $12.24  $11.01   $10.53     $6.28    $8.74     $5.91  $5.73    $6.88

Total Return(2) ................ 44.20%     4.16%   17.71%   4.55%   67.67%   (22.17)%  48.19%    11.41% (7.70)%  47.00%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..........   .98%     1.00%    1.00%   1.00%    1.00%     1.00%    1.00%     1.00%  1.00%    1.01%

Ratio of Net Investment Income
(Loss) to Average Net Assets ...  (.6)%     (.8)%    (.6)%   (.4)%    (.3)%     (.1)%    (.4)%      .2%   (.7)%    (.3)%

Portfolio Turnover Rate ........    89%      111%     133%     87%      92%      103%     125%     145%    123%     121%

Average Commission Paid per
Investment Security Traded .....  $.033     --(3)    --(3)   --(3)    --(3)     --(3)    --(3)    --(3)   --(3)    --(3)

Net Assets, End
of Period (in millions) ........ $1,676     $792     $847    $830     $622      $341     $264      $206   $187     $160


(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
DISTRIBUTIONS, IF ANY.

(3) NOT COMPUTED FOR PERIOD INDICATED.

Prospectus                                           Financial Highlights     9


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

GROWTH EQUITY FUNDS

All of the funds offered by this Prospectus seek capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the funds' manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The funds may purchase securities only of companies that have a record of at least three years of continuous operation.

SELECT AND HERITAGE

Securities of companies chosen for the Select and Heritage funds are chosen primarily for their growth potential. Additionally, as a matter of fundamental policy, 80% of the assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of fund assets may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives. The income payments of equity securities are only a secondary consideration; therefore, the income return that Select and Heritage provide may not be significant. Otherwise, Select and Heritage follow the same investment techniques described below for Growth, Ultra and Vista.

Since Select is one of our larger funds and Heritage is substantially smaller, Select will invest in shares of larger companies with larger share trading volume, and Heritage will tend to invest in smaller companies with smaller share trading volume. However, the two funds are not mutually exclusive, and a given security may be owned by both funds. For the reasons stated in the next section, it should be expected that Heritage will be more volatile and subject to greater short-term risk and long-term opportunity than Select.

Because of its size, and because it invests primarily in securities that pay dividends or are committed to the payment of dividends, Select may be expected to be the least volatile of the funds described in this Prospectus.

GROWTH, ULTRA AND VISTA

Management selects for the portfolios of the Growth, Ultra and Vista funds, securities of companies whose earnings and revenue trends meet management's standards of selection.

Growth generally invests in large, established companies. Ultra generally invests in medium to large size companies, while Vista invests in medium-sized and smaller companies. As of February 1, 1996, the size of the companies (as reflected by their capitalizations) held by the funds is as follows:

10     Information Regarding the Funds              American Century Investments

                                                           Median Capitalization
                                                             of Companies Held
--------------------------------------------------------------------------------
Growth                                                      $5,076,231,000
Ultra                                                       $3,542,263,000
Vista                                                       $  871,313,000
--------------------------------------------------------------------------------

The median capitalization of the companies in a given fund may change over time. In addition, the criteria outlined previously are not mutually exclusive, and a given security may be owned by more than one of the funds.

The size of companies in which a fund invests tends to give each fund its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure, which could readily be absorbed by a large company, can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that funds investing in smaller companies would be more volatile than funds investing in larger companies.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

For additional information, see "ADDITIONAL INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

FOREIGN SECURITIES

Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The funds may make such investments either directly in foreign securities, or by purchasing Depositary Receipts (" DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment grade obligations.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction

Prospectus                               Information Regarding the Funds     11

hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

The total portfolio turnover rates of the funds are shown in the Financial Highlights tables on pages 5-9 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities

12    Information Regarding the Funds               American Century Investments

dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as " index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

* the risk that the underlying  security,  interest rate,  market index or other
financial   asset  will  not  move  in  the  direction  the  portfolio   manager
anticipates;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

* the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described

Prospectus                               Information Regarding the Funds     13

in this paragraph is a fundamental policy that may be changed only by a vote of a majority of fund shareholders.

WHEN-ISSUED SECURITIES

Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

PERFORMANCE ADVERTISING

From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual

14     Information Regarding the Funds              American Century Investments

compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                Information Regarding the Funds     15


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

The  funds  offered  by  this  Prospectus  are a part  of the  American  Century
Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS," page 22.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "AUTOMATIC INVESTMENT PLAN," page 17.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.

16 How to Invest with American Century Investments  American Century Investments


*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

*  Taxpayer identification or Social Security number

* If more than one account, account numbers and amount to be invested in each account.

* Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

4500 Main Street
Kansas City, Missouri 64111

1665 Charleston Road
Mountain View, California 94043

2000 S. Colorado Blvd.
Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "AUTOMATIC INVESTMENT PLAN," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (PLEASE BE AWARE THAT THE INVESTMENT MINIMUM FOR SUBSEQUENT INVESTMENTS IS HIGHER WITHOUT AN INVESTMENT SLIP.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 16 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds.

Prospectus                  How to Invest with American Century Investments   17

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS," page 19.

BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line--see page 20) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS," on page 19.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "SIGNATURE GUARANTEE," page 19.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

18 How to Invest with American Century Investments  American Century Investments


BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the funds' right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:

*  redeeming more than $25,000; or

* establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

Prospectus                How to Invest with American Century Investments     19

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your fund's daily share price, receive updates on major market indexes and view historical performance of your fund. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

*  Individual Retirement Accounts (IRAs);

* 403(b)plans for employees of public school systems and non-profit organizations; or

* Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including

20 How to Invest with American Century Investments  American Century Investments


     purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Prospectus                How to Invest with American Century Investments     21


Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

22 How to Invest with American Century Investments  American Century Investments



                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for the funds offered by this Prospectus is determined at the close of regular trading on each day that the New York Stock Exchange is open.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close

Prospectus                         Additional Information You Should Know     23

of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset value may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Distributions from investment income and from net profits realized on the sale of securities, if any, will be declared annually on or before December 31.

THE OBJECTIVE OF THESE FUNDS IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

Participants in employer-sponsored retirement or savings plan must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59(1)/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "TAXES," this page.

TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

24  Additional Information You Should Know          American Century Investments

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss

Prospectus                         Additional Information You Should Know     25

in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

The manager supervises and manages the investment portfolios of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the teams that manage Select and Ultra.

CHARLES M. DUBOC, Senior Vice President and Portfolio Manager, joined American Century in August 1985, and served as Fixed Income Portfolio Manager from that time until April 1993. In April 1993, Mr. Duboc joined American Century's equity investment efforts. He is a member of the team that manages Select.

CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined American Century in March 1988 as an Investment Analyst, a position he held until December 1990. At that time he was promoted to Assistant Portfolio Manager, and then was promoted to Portfolio Manager in December 1992. He is a member of the team that manages Growth.

GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

NANCY B. PRIAL, Vice President and Portfolio Manager, joined American Century in February 1994 as a Portfolio Manager. For more than four years prior to joining American Century, Ms. Prial served as Senior Vice President and Portfolio Manager at Frontier Capital Management Company, Boston, Massachusetts. She is a member of the team that manages Heritage.

KEVIN M. LEWIS, Portfolio Manager, joined American Century in October 1995. Prior to that he served as a Portfolio Manager for Virtus Capital Management, Richmond, Virginia, from January 1995 to October 1995. Prior to that, he was a Portfolio Manager for Signet Trust Company, Richmond,

26  Additional Information You Should Know          American Century Investments

Virginia. Mr. Lewis is a member of the team that manages Heritage.

JOHN D. SEITZER, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. Mr. Seitzer is a member of the team that manages Vista.

JAMES A. STARK, Portfolio Manager, joined American Century in April 1993 as an Investment Analyst, a position he held until July 1996. At that time, he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Stark was an Investment Analyst with Kemper Financial Services from 1989 to 1993. Mr. Stark is a member of the team that manages Vista.

BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages Ultra.

JEAN LEDFORD, Portfolio Manager, joined American Century in January 1997 as a Portfolio Manager. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistant Investment Director from 1983 to 1994. Ms. Ledford is a member of the team that manages Select.

The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Investor Class of the funds, the manager receives an annual fee of 1% of the average net assets.

On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personnel investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

Prospectus                          Additional Information You Should Know    27


Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the funds' investment manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American  Century  offers  four  classes  of each of the funds  offered  by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

28  Additional Information You Should Know          American Century Investments


Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL NFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


Prospectus                         Additional Information You Should Know     29


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

PERSON-TO-PERSON ASSISTANCE:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-753-1865

FAX: 816-340-7962

INTERNET: www.americancentury.com

[company logo]

9701
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SH-BKT-6574                Recycled





                                   PROSPECTUS

                            [american century logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    TWENTIETH
                                   CENTURY(R)
                                      GROUP

                                    Giftrust

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

     BENHAM GROUP(R)         AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

  MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS         BALANCED FUNDS          INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS             SPECIALTY

                                    Giftrust


                              [inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    Giftrust

                      AMERICAN CENTURY MUTUAL FUNDS, INC.


     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Twentieth Century Group that invests primarily in equity securities is described in this Prospectus. Its investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Giftrust is a unique way to give a gift to a child, grandchild or other individual. You may not invest in the fund. Rather, your gift, which is irrevocable, will be invested in the fund by the Giftrust Trustee in accordance with a trust established under a "Giftrust Agreement." The minimum initial gift requirement for Giftrust is $500.

     This Prospectus gives you information about Giftrust that you should know before making an investment decision. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                   1



                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-TWENTIETH CENTURY GIFTRUST

     Giftrust seeks capital growth. It pursues its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

   There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR FOR THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objective                            American Century Investments



                               TABLE OF CONTENTS

Transaction and Operating Expense Table.......................4
Financial Highlights..........................................5

INFORMATION REGARDING THE FUNDS

A Unique Gift.................................................6
Investment Policies of the Fund...............................6
   Investment Approach........................................6
Other Investment Practices, Their Characteristics
   and Risks..................................................7
   Foreign Securities.........................................7
   Forward Currency Exchange Contracts........................7
   Portfolio Turnover.........................................8
   Repurchase Agreements......................................8
   Derivative Securities......................................8
   Portfolio Lending..........................................9
   When-Issued Securities.....................................9
   Rule 144A Securities.......................................9
   Short Sales................................................10
Performance Advertising.......................................10

HOW TO ESTABLISH A GIFTRUST ACCOUNT

American Century Investments..................................11
Purchase of Fund Shares.......................................11
     By Mail..................................................11
     By Telephone.............................................11
     By Wire..................................................11
     Automatic Investments....................................11
     Additional Information About Gifts.......................12
Special Shareholder Services..................................12
     Online Account Access....................................12
Exchange of Fund Shares.......................................12
How to Redeem Shares..........................................12
     By Mail .................................................12
     By Telephone.............................................13
     By Check-A-Month.........................................13
   Signature Guarantee........................................13
Redemption Proceeds...........................................13
     By Mail..................................................13
     By Wire and ACH..........................................13
   Additional Information About Redemptions...................14
Telephone Services............................................14
   Investors Line.............................................14
   Automated Information Line.................................14
How to Change the Address of Record...........................14
Reports to Shareholders.......................................14
     Form 1099-DIV............................................15
     Form 1099-B..............................................15

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................16
   When Share Price Is Determined.............................16
   How Share Price Is Determined..............................16
   Where to Find Information About Share Price................17
Distributions.................................................17
Taxes.........................................................17
Management....................................................18
   Investment Management......................................18
   Code of Ethics.............................................19
   Transfer and Administrative Services.......................19
   Distribution of Fund Shares................................19
Further Information About American Century....................19

Prospectus                                                  Table of Contents  3



                     TRANSACTION AND OPERATING EXPENSE TABLE

                                                                    Giftrust

SHAREHOLDER TRANSACTION EXPENSES(1):

Maximum Sales Load Imposed on Purchases...........................    none
Maximum Sales Load Imposed on Reinvested Dividends................    none
Deferred Sales Load...............................................    none
Redemption Fee(1).................................................    none
Exchange Fee......................................................    none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)

Management Fees..................................................    1.00%
12b-1 Fees.......................................................    none
Other Expenses(3)................................................    0.00%
Total Fund Operating Expenses....................................    1.00%

EXAMPLE

A $1,000 investment in Giftrust would bear the
expenses set forth to the right, assuming
a 5% annual return and redemption at the
end of each time period. It should be noted             1 year        $10
that, in most instances, a gift made in the            3 years         32
fund must be made in trust for a minimum               5 years         55
term of ten years:                                    10 years        122

(1) A $100 administrative fee will be charged against each Giftrust account established after March 31, 1996 to help cover the costs incurred as a result of the Giftrust reaching maturity. See "Investment Policies of the Fund," page 6.

(2)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year. Also, a $10 fee will be charged against each Giftrust account for which an annual tax return is filed. See "Taxes," page 17.

     The purpose of the table is to help you understand the various costs and expenses that an investment in the fund will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4  Transaction and Operating Expense Table          American Century Investments



                              FINANCIAL HIGHLIGHTS

                                    GIFTRUST

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                         1995      1994      1993      1992     1991    1990      1989     1988    1987      1986

PER-SHARE DATA
Net Asset Value, Beginning of Period   $20.50    $19.23    $13.57     $12.94    $7.25    $9.94    $6.84   $6.67    $8.19    $5.75
Income from Investment Operations
   Net Investment (Loss)              (.16)(1)     (.10)     (.09)      (.08)    (.06)    (.05)    (.04)   (.01)    (.04)    (.03)
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions   6.37      3.28      7.18       1.41     5.77    (1.72)    3.35    1.04     (.23)    2.65
   Total from Investment Operations      6.21      3.18      7.09       1.33     5.71    (1.77)    3.31    1.03     (.27)    2.62
Distributions
   From Net Realized Gains on
   Investment Transactions            (1.085)    (1.911)   (1.425)     (.697)   (.025)   (.924)   (.206)  (.856)  (1.250)   (.179)
   In Excess of Net Realized Gains
   on Investment Transactions              --         --    (.007)        --       --       --       --      --      --       --
   Total Distributions                (1.085)    (1.911)   (1.432)     (.697)   (.025)   (.924)   (.206)  (.856)  (1.250)   (.179)
Net Asset Value, End of Period         $25.63    $20.50    $19.23     $13.57   $12.94     $7.25   $9.94   $6.84    $6.67    $8.19
   Total Return                        32.52%    18.75%     55.84%     10.32%   79.04%  (19.77%)  49.81%  16.28%  (4.00%)   46.67%

Ratios/Supplemental Data

   Ratio of Expenses
   to Average Net Assets                 .98%     1.00%      1.00%      1.00%    1.00%    1.00%    1.00%   1.00%   1.00%     1.01%
   Ratio of Net Investment (Loss) to
   Average Net Assets                   (.7%)     (.7%)      (.7%)      (.7%)     (.6%)    (.6%)    (.5%)   (.1%)   (.5%)     (.4%)
   Portfolio Turnover Rate               105%      115%      143%       134%      143%     137%     160%    157%    130%      123%
   Average Commission Paid per
   Investment Security Traded           $.026      --(2)     --(2)      --(2)     --(2)    --(2)    --(2)   --(2)   --(2)     --(2)
   Net Assets, End
   of Period (in thousands)          $561,112   $265,601  $153,997   $77,518    $54,963  $25,296  $22,541 $13,167  $9,560   $7,127

(1)  Computed using average shares outstanding for the period.

(2)  Not computed for period indicated.

Prospectus                                               Financial Highlights  5

                         INFORMATION REGARDING THE FUND

A UNIQUE GIFT

     A Giftrust is a unique way to give a gift to a child or any individual. You cannot establish or make investments in a Giftrust for yourself or your spouse, nor can a Giftrust be established that designates anyone other than an individual (such as a corporation, partnership or other profit or nonprofit organization) as a beneficiary. The minimum initial gift in Giftrust is $500.

     The shares in a Giftrust are held in trust by an independent trustee until the maturity date you specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time you make the first gift in the Giftrust or until the recipient reaches the age of majority, whichever is later. The recipient will then receive the shares in the account. The Giftrust is irrevocable. Before the maturity date you specify, neither you nor the beneficiary may amend the terms of the trust in any way.

     After the maturity of the Giftrust, the beneficiary may continue to own the Giftrust shares but, except for reinvestment of distributions, may not make additional Giftrust investments.

     Each Giftrust account for which a tax return is filed will be charged a $10 fee to help off-set a portion of the cost of preparing such return. See "Taxes," page 17. Additionally, each maturing Giftrust account established after March 31, 1996 will be charged a $100 administrative fee to help cover the costs incurred by the Trustee as a result of the Giftrust reaching maturity.

     The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a Giftrust account. For information on Giftrusts and taxes, see "Taxes," page 17.

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT APPROACH

     Giftrust seeks capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the fund's manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the fund intends to stay fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the fund's actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The fund may purchase securities only of companies that have a record of at least three years continuous operation.

     The size of companies in which a fund invests tends to give a fund its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure which could readily be absorbed by a large company can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that Giftrust will be relatively more volatile than most of our other growth funds since it tends to invest in smaller companies.

6  Information Regarding the Fund                   American Century Investments



OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     The fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The fund will limit its purchase of debt securities to investment grade obligations.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the

Prospectus                                     Information Regarding the Fund  7




fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

     The portfolio turnover rate of the fund is shown in the Financial Highlights table on page 5 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the United States government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

     The fund will invest no more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     The fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

8  Information Regarding the Fund                   American Century Investments



     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the fund may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

     o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

     o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the

Prospectus                                     Information Regarding the Fund  9



Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

PERFORMANCE ADVERTISING

     From  time  to  time,  the  fund  may  advertise   performance  data.  Fund
performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our family, and that combined or blended performance may be compared to the same indices to which the fund may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results.

10  Information Regarding the Fund                  American Century Investments



                      HOW TO ESTABLISH A GIFTRUST ACCOUNT

AMERICAN CENTURY INVESTMENTS

     The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

PURCHASE OF FUND SHARES

     The minimum initial gift to a Giftrust account is $500. Subsequent gifts to purchase additional shares must be in an amount of $250 or more.

     Once  a  Giftrust  has   matured,   no  future   investments   (other  than
reinvestments of distributions) may be made. You may make gifts in the following ways:

BY MAIL

     Send your completed Giftrust application and check or money order payable in U.S. dollars to American Century Investments.

     ADDITIONAL GIFTS. When making additional gifts by mail, please enclose your check with the return remittance portion of the confirmation of your previous gift, if available. If the investment slip is not available, indicate on your check or a separate piece of paper your name, address and the beneficiary's name and account number.

     Orders to purchase shares are effective on the day we receive the purchase check or money order. See "When Share Price is Determined," page 16.

BY TELEPHONE

     Once the Giftrust account is open, additional gifts may be made by telephone. Please call American Century for further details.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    Receiving bank and routing number:
     Commerce Bank, N.A. (101000019)

o    Beneficiary (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    Beneficiary account number (BNF ACCT):
     2804918

o    Reference for Beneficiary (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    Originator to Beneficiary (OBI):
     Name and address of owner of account into which you are investing.

o    Bank to Bank Information
     (BBI or Free Form Text):

     o Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

     Wired funds are considered received on the day they are deposited in our account if they are deposited before the close of business on the New York Stock Exchange, usually 3 p.m. Central time. See "When Share Price Is Determined," page 16.

AUTOMATIC INVESTMENTS

     Once a Giftrust account is open, you may make additional gifts to the Giftrust account automatically by authorizing us to draw on your bank account.

     You may change the date or amount of your automatic gift anytime by letter or telephone call to us at least five business days before the change is to become effective.

Prospectus                               How To Establish A Giftrust Account  11



ADDITIONAL INFORMATION ABOUT GIFTS

     WE CANNOT ACCEPT GIFTS TO A GIFTRUST ACCOUNT SPECIFYING A CERTAIN PRICE, DATE OR NUMBER OF SHARES AND WILL RETURN THESE REQUESTS.

     Once you have mailed or otherwise transmitted your gift instruction to us, it may not be modified or cancelled.

     The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific gift instruction. Additionally, gift instructions and requests may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

SPECIAL SHAREHOLDER SERVICES

     As the grantor of a Giftrust, you may establish one or more special services designed to provide an easy way to do business with us. By electing these services on your application or by completing the appropriate forms, you may authorize:

o    Investments by phone

o    Automatic investments

Once a Giftrust matures, the beneficiary may authorize:

o    Exchanges or redemptions by phone

o    Redemptions in writing without a signature guarantee

     With regard to the service which enables the beneficiary of a matured Giftrust to exchange and redeem by phone or in writing, and with respect to redemptions, without a signature guarantee, the fund, its transfer agent and investment advisor will not be responsible for any loss for instructions that they reasonably believe are genuine. We intend to employ reasonable procedures to confirm that instructions received by us, in fact, are genuine. Such procedures will include requiring personal information to verify the identity of callers, providing written confirmations of telephone transactions, and recording telephone calls. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access daily share prices, receive updates on major market indexes and view historical performance. If you select "Full Services" on your application, the grantor and beneficiary can use a personal access code and account number to view account balances and account activity.

EXCHANGE OF FUND SHARES

     The  beneficiary  of a matured  Giftrust  may exchange  his/her  shares for shares of any of the other funds in our family of funds, subject to any applicable minimum investment requirements of the funds into which the beneficiary wishes to exchange. Please call 1-800-345-2021 for a prospectus and additional information about the other funds in our family of funds.

     Exchanges from a matured Giftrust account are limited to six times in any one calendar year. In addition, the shares being exchanged and the shares of each fund being acquired must have a current value of at least $100 and otherwise meet the minimum investment requirement, if any, of the fund being acquired.

     No exchanges out of a Giftrust account may be made prior to the maturity of the Giftrust account.

     Exchanges may be requested by phone or online access (if such services have been authorized) or by mail. Once an exchange request is mailed or otherwise transmitted to us, it is irrevocable and may not be modified or cancelled.

HOW TO REDEEM SHARES

     The fund will buy back ("redeem") shares of a matured Giftrust at any time at the net asset value next determined after receipt of a redemption request from the beneficiary in good order. Prior to the maturity of a Giftrust, redemptions are allowed only by the Trustee of the Giftrust, who is authorized by the Giftrust Agreement to make redemptions for the purpose of paying applicable fees, expenses and taxes of the Giftrust account.

BY MAIL

     The written instructions of a matured Giftrust beneficiary to redeem shares may be in any one of the following forms:

o    A redemption form, available from us

o    A letter to us

12  How To Establish A Giftrust Account             American Century Investments



     Once mailed to us, the redemption request is irrevocable and may not be modified or cancelled.

     If the beneficiary has authorized redemptions without signature guarantees, no signature guarantee is required. If this special service has not been elected, signatures must be guaranteed. See "Signature Guarantee," this page.

     The signature should be exactly as the name appears in the registration. If the matured Giftrust's beneficiary's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     Before writing, see "Additional Information About Redemptions," page 14.

BY TELEPHONE

     The beneficiary of a matured Giftrust may redeem shares by telephone if that service has been authorized by the beneficiary. Once made, a telephone request may not be modified or cancelled.

     All calls received before the close of the New York Stock Exchange, usually 3 p.m. Central time, will receive that day's closing price.

     Before calling, read "Additional Information About Redemptions," page 14.

BY CHECK-A-MONTH

     Our Check-A-Month plan automatically redeems enough shares each month to provide the beneficiary of a matured Giftrust having an account value of $10,000 or more with a check in an amount the beneficiary chooses (minimum $50). Interested beneficiaries should call us for our Check-A-Month brochure.

SIGNATURE GUARANTEE

     When a signature guarantee is required, the signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency or savings association as defined by federal law. The institution providing the guarantee must use a signature guarantee ink stamp or medallion which states "Signature(s) Guaranteed" and be signed in the name of the guarantor by an authorized person with that person's title and the date. We may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program.

     Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel in foreign countries may acknowledge their signatures before officers authorized to take acknowledgements (e.g., legal officers and adjutants).

     We may waive the signature guarantee on a redemption of $25,000 or less if we are able to verify the signature of the beneficiary of a matured Giftrust from account records. We reserve the right to amend or discontinue this waiver policy at any time and, with regard to a particular redemption transaction, to require a signature guarantee at our discretion.

REDEMPTION PROCEEDS

     Redemption proceeds may be sent to the beneficiary of a matured Giftrust:

BY MAIL

     If a redemption check is mailed, it is usually mailed on the second business day after receipt of a redemption request, but not later than seven days afterwards.

     Except as noted below, all checks will be made payable to the registered owner of the shares and will be mailed only to the address of record.

     In certain instances a redemption check can be made payable to someone other than the registered owner of the shares and/or mailed to an address other than the address of record. Please call us for information about this special service. See "Telephone Services," page 14.

BY WIRE AND ACH

     The beneficiary of a matured Giftrust may authorize us to transmit redemption proceeds by wire or by the automated bank clearinghouse (ACH). These services will be effective 15 days after we receive the authorization.

     Proceeds from the redemption of shares will normally be transmitted on the first business day, but not later than the seventh day, following the date of redemption.

     The destination bank usually will receive wired funds the day they are transmitted or the next day. Funds transferred by ACH will ordinarily be received within one to seven days after transmission. Once the

Prospectus                               How To Establish A Giftrust Account  13



funds are transmitted, the time of receipt and the availability of the funds are not within our control. Wired funds are subject to a charge of $10 to cover bank wire charges, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     If the beneficiary of a matured Giftrust experiences difficulty in making a telephone redemption during periods of drastic economic or market changes, the redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after the request has been received, in good order, by us.

     We reserve the right to revise or terminate the telephone redemption privilege at any time.

     REDEMPTIONS SPECIFYING A CERTAIN DATE OR PRICE CANNOT BE ACCEPTED AND WILL BE RETURNED.

     Until a Giftrust matures, only the Trustee, as the legal owner of the shares, may redeem them. The ability of the beneficiary to compel the Trustee to redeem the shares is subject to the terms of the Giftrust.

TELEPHONE SERVICES

INVESTORS LINE

     The grantor of a Giftrust or the beneficiary of the Giftrust, if of legal age (or if not of legal age, the beneficiary's parents) may reach an Investor Services Representative by calling us at 1-800-345-2021 from 7 a.m. to 7 p.m. Central time Monday through Friday. You may request information about our funds and a current prospectus, speak with an Investor Services Representative about his/her account, or get answers to any questions about the funds and the services we offer.

     UNUSUAL STOCK MARKET CONDITIONS HAVE IN THE PAST RESULTED IN AN INCREASE IN THE NUMBER OF SHAREHOLDER TELEPHONE CALLS. THOSE WHO EXPERIENCE DIFFICULTY IN REACHING US DURING SUCH PERIODS, SHOULD CONSIDER SENDING TRANSACTION INSTRUCTIONS BY MAIL, EXPRESS MAIL OR COURIER SERVICE, OR USING OUR AUTOMATED INFORMATION LINE, IF THE CALLER HAS REQUESTED AND RECEIVED AN ACCESS CODE AND IS NOT ATTEMPTING TO REDEEM SHARES.

AUTOMATED INFORMATION LINE

     American Century's 24-hour Automated Information Line allows you to access hourly market quotes, fund prices and total returns by calling 1-800-345-8765. The beneficiary of a matured Giftrust may also obtain an access code that will allow him/her to use the Automated Information Line to make exchange transactions and obtain information about share balance, account value and the most recent transaction. REDEMPTION TRANSACTIONS CANNOT BE MADE ON THE AUTOMATED INFORMATION LINE. Please call us at 1-800-345-2021 for more information on how to obtain an access code for our Automated Information Line.

HOW TO CHANGE THE ADDRESS OF RECORD

     The grantor of a Giftrust or the beneficiary of the Giftrust, if of legal age (or if not of legal age, the beneficiary's parents) may notify us of changes in the address of record for the Giftrust account either by writing us or calling our Investors Line. Because the address of record impacts every piece of information we send to you, you are urged to notify us promptly of any change of address.

REPORTS TO SHAREHOLDERS

     At the end of each quarter, we will send to the address of record for the Giftrust account a statement with the complete year-to-date information on activity in the account. The grantor, or the beneficiary, if of legal age (or if not of legal age, the beneficiary's parents) may at any time also request a statement of account activity to be sent to them.

     With the exception of the automatic transactions noted below, each time an investment, redemption or exchange of shares is made, we will send to the address of record for the Giftrust account a confirmation of the transaction. Automatic investment purchases and exchanges made in an automatic exchange plan will be confirmed on the next quarterly statement. Please carefully review all information in the confirmation or consolidated statement relating to transactions to ensure that instructions have been acted on properly. Please notify us in writing if there is an error. If you fail to provide notification of an

14  How To Establish A Giftrust Account             American Century Investments



error with reasonable promptness (i.e., within 30 days of non-automatic transactions or within 30 days of the date of the quarterly statement, in the case of the automatic transactions noted above) we will deem the transaction to be ratified.

     No later than January 31 of each year, we will send to the address of record for the Giftrust account, when applicable, the following reports, which may be used in completing U.S. income tax returns:

FORM 1099-DIV

     Reports   taxable   distributions   during  the  preceding  year.  (If  the
beneficiary does not receive taxable distributions in the previous year, he or she will not receive a 1099-DIV.)

FORM 1099-B

     Reports proceeds paid on redemptions during the preceding year.

     In December of each year, we will send to the address of record for the Giftrust account an annual report that includes audited financial statements for the fiscal year ending the preceding October 31 and a list of securities in the Giftrust portfolio on that date. In June of each year, we will send a semiannual report that includes unaudited financial statements for the six months ending the preceding April 30, as well as a list of securities in its portfolio on that date. Both the annual and semiannual reports are incorporated herein by reference.

     We usually prepare and mail to the address of record a new prospectus dated March 1 of each year.

Prospectus                               How To Establish A Giftrust Account  15



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of Giftrust shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for Giftrust is determined at the close of regular trading on each day that the New York Stock Exchange is open.

     Gifts and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the gift, redemption or exchange request. For example, gifts and requests to redeem or exchange shares received by us or our agent before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Gifts, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

     Investments are considered received from the Trustee only when the payment representing gifts by a grantor are received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Gifts by telephone pursuant to an authorization for us to draw on a bank account are considered received at the time of the telephone call.

     Gifts and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange will receive that day's price. Gifts and instructions received after that time will receive the price determined on the next business day.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated.

16  Additional Information You Should Know          American Century Investments



Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of our funds are published in leading newspapers daily. Net asset values may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually on or before December 31, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Distributions on shares of Giftrust accounts will not be paid in cash and will be reinvested.

     A distribution on shares of the fund does not increase the value of shares or total return. At any given time the value of shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of shares, when they are distributed the value of shares is reduced by the amount of the distribution. If shares are bought just before the distribution, the full price will be paid for the shares, and then a portion of the purchase price will be distributed as a taxable distribution. See "Taxes," this page.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders it pays no income tax.

     Distributions of net investment income and net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains.

     Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

     If more than 50% of the value of the fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by shareholders.

     If the fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable, even if the value of the shares is below their cost. If shares are purchased shortly before a distribution, income taxes must be paid on the distribution, even though the value of the investment (plus cash received, if any) will not have increased. In addition, the share price at the time shares are purchased may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid as a distribution of capital gains and will be taxable as short-term or long-term capital gains.

     In January of the year following the distribution, we will send, when applicable, a Form 1099-DIV notifying the beneficiary of a matured Giftrust of the status of distributions for federal income tax purposes.

Prospectus                            Additional Information You Should Know  17



     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if received directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders.

     If the beneficiary of a matured Giftrust has not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require the beneficiary of a matured Giftrust to certify that the Social Security number or tax identification number provided is correct and that he/she is not subject to 31% withholding for previous under-reporting to the IRS. The beneficiary of a matured Giftrust will be asked to make the appropriate certification upon maturity of the Giftrust.

     Redemption of Giftrust shares (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year.

     Because it is a gift of a future interest, an investment in a Giftrust does not qualify for the annual gift tax exclusion of $10,000. If you give a Giftrust, you must file a United States Gift Tax Return. If you make additional investments in subsequent years, a Gift Tax Return must be filed for each year's gift. No gift tax is payable until your cumulative lifetime gifts exceed the exemption equivalent of $600,000. Each gift is applied against the exemption equivalent that would otherwise be available in the future.

     The income of a Giftrust account is exempt from federal income tax until it exceeds $100. The Trustee of the Giftrust files federal income tax returns and pays the income tax out of the assets of the trust. A $10 fee will be charged against a Giftrust account in each year that the Trustee files a tax return on behalf of such account. The distribution to the beneficiary at the maturity of the Giftrust may be subject to the throwback rules under the Internal Revenue Code. The throwback rules may create additional tax liability for a beneficiary who is age 21 or older at the time the Giftrust matures. More than one trust for the same beneficiary may be subject to the provisions of the Internal Revenue Code with respect to multiple trusts.

     The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a Giftrust account.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     The manager supervises and manages the fund's investment portfolios and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolios as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the team managing Giftrust and their work experience for the last five years are as follows:

     GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September

18  Additional Information You Should Know          American Century Investments



1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager.

     JOHN D. SEITZER, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. Mr. Seitzer also is a member of the team that manages Vista.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting and distributing the fund shares offered by this Prospectus.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

Prospectus                            Additional Information You Should Know  19



     American Century Mutual Funds issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

20  Additional Information You Should Know          American Century Investments



                                     NOTES

Prospectus                                                             Notes  21



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com


9609            [recycled logo]
SH-BKT-6559        Recycled

[american century logo]





                                   PROSPECTUS

                                 [company logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    AMERICAN
                                   CENTURY(R)
                                     GROUP

                                    Balanced

INVESTOR CLASS

                                 [front cover]



                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

AMERICAN CENTURY INVESTMENTS

BENHAM GROUP(R)

MONEY MARKET FUNDS
GOVERNMENT BOND FUNDS
DIVERSIFIED BOND FUNDS
MUNICIPAL BOND FUNDS


AMERICAN CENTURY GROUP

ASSET ALLOCATION &
BALANCED FUNDS
CONSERVATIVE EQUITY FUNDS
SPECIALTY FUNDS

Balanced


TWENTIETH CENTURY(R) GROUP

GROWTH FUNDS
INTERNATIONAL FUNDS

[inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    Balanced
                                 INVESTOR CLASS

AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds that seeks capital growth and current income is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY BALANCED FUND

     The Balanced fund seeks capital growth and current income. It is management's intention to maintain approximately 60% of the fund's assets in common stocks that are considered by management to have better-than-average prospects for appreciation and the remainder in bonds and other fixed income securities.

     There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ............................4
Financial Highlights ...............................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ....................................6
   Investment Approach .............................................6
   Equity Investments ..............................................6
   Fixed Income Investments ........................................6
Other Investment Practices, Their Characteristics and Risks ........7
   Foreign Securities ..............................................7
   Forward Currency Exchange Contracts .............................7
   Portfolio Turnover ..............................................8
   Repurchase Agreements ...........................................8
   Derivative Securities ...........................................9
   Portfolio Lending ...............................................9
   When-Issued Securities .........................................10
   Rule 144A Securities ...........................................10
   Short Sales ....................................................10
Performance Advertising ...........................................10

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ......................................12
Investing in American Century .....................................12
How to Open an Account ............................................12
     By Mail ......................................................12
     By Wire ......................................................12
     By Exchange ..................................................13
     In Person ....................................................13
   Subsequent Investments .........................................13
     By Mail ......................................................13
     By Telephone .................................................13
     By Online Access .............................................13
     By Wire ......................................................13
     In Person ....................................................13
   Automatic Investment Plan ......................................13
How to Exchange from One Account to Another .......................13
     By Mail ......................................................14
     By Telephone .................................................14
     By Online Access .............................................14
How to Redeem Shares ..............................................14
     By Mail ......................................................14
     By Telephone .................................................14
     By Check-A-Month .............................................14
     Other Automatic Redemptions ..................................14
   Redemption Proceeds ............................................14
     By Check .....................................................14
     By Wire and ACH ..............................................14
   Special Requirements for Large Redemptions .....................15
   Redemption of Shares in Low-Balance Accounts ...................15
Signature Guarantee ...............................................15
Special Shareholder Services ......................................15
     Automated Information Line ...................................15
     Online Account Access ........................................16
     Open Order Service ...........................................16
     Tax-Qualified Retirement Plans ...............................16
Important Policies Regarding Your Investments .....................16
Reports to Shareholders ...........................................17
Employer-Sponsored Retirement Plans and Institutional Accounts ....18

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .......................................................19
   When Share Price Is Determined .................................19
   How Share Price Is Determined ..................................19
   Where to Find Information About Share Price ....................20
Distributions .....................................................20
Taxes .............................................................20
   Tax-Deferred Accounts ..........................................20
   Taxable Accounts ...............................................20
Management ........................................................22
   Investment Management ..........................................22
   Code of Ethics .................................................22
   Transfer and Administrative Services ...........................23
Distribution of Fund Shares .......................................23
Further Information About American Century ........................23

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

Prospectus                                                Table of Contents    3


TRANSACTION AND OPERATING EXPENSE TABLE

                                                               Balanced
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .......................    none
Maximum Sales Load Imposed on Reinvested Dividends ............    none
Deferred Sales Load ...........................................    none
Redemption Fee(1) .............................................    none
Exchange Fee ..................................................    none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees ...............................................   1.00%
12b-1 Fees ....................................................    none
Other Expenses(2) .............................................   0.00%
Total Fund Operating Expenses .................................   1.00%

EXAMPLE:

You would pay the following expenses on a               1 year    $  10
$1,000 investment, assuming a 5% annual return and     3 years       32
redemption at the end of each time period:             5 years       55
                                                      10 years      122

(1) Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of Balanced offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers three other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class, resulting in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 23.

4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS
BALANCED

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                          1995     1994     1993    1992     1991     1990     1989 1988(1)
                                                          ----     ----     ----    ----     ----     ----     ---- ------
PER-SHARE DATA
Net Asset Value, Beginning of Period .................  $15.94   $16.52   $14.89  $15.11   $10.89   $11.84   $10.13  $10.22

Income from Investment Operations

     Net Investment Income ...........................  .48(2)      .42      .38     .33      .38      .41      .37     .01

     Net Realized and Unrealized Gain (Loss)
        on Investment Transactions ...................    2.03    (.58)     1.62   (.23)     4.22    (.62)     1.71   (.10)

     Total from Investment Operations ................    2.51    (.16)     2.00     .10     4.60    (.21)     2.08   (.09)

Distributions

     From Net Investment Income ......................  (.475)   (.416)   (.375)  (.322)   (.384)   (.417)   (.372)      --

     From Net Realized Gains
        on Investment Transactions ...................  (.274)       --       --      --       --   (.320)       --      --

     Total Distributions .............................  (.749)   (.416)   (.375)  (.322)   (.384)   (.737)   (.372)      --

Net Asset Value, End of Period .......................  $17.70   $15.94   $16.52  $14.89   $15.11   $10.89   $11.84  $10.13

     Total Return(3) .................................  16.36%   (.93%)   13.64%    .63%   42.92%  (2.10%)   20.94%  (.88%)

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating Expenses to Average
        Net Assets ...................................    .98%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00% 1.00%(4)

     Ratio of Net Investment

        Income to Average Net Assets .................    2.9%     2.7%     2.4%    2.4%     3.1%     3.8%     4.2% 4.4%(4)

     Portfolio Turnover Rate .........................     85%      94%      95%    100%     116%     104%     171%  99%(4)

     Average Commission Paid per
        Investment Security Traded ...................   $.039    --(5)    --(5)   --(5)    --(5)    --(5)    --(5)   --(5)

     Net Assets, End of Period (in millions) .........    $816     $704     $706    $654     $255      $66      $30      $3

(1) October 20, 1988 (inception) through October 31, 1988.

(2) Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4) Annualized.

(5) Not computed for period indicated.

Prospectus                                             Financial Highlights    5


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT APPROACH

     The manager intends to invest approximately 60% of the fund's assets in equity securities, while the remainder will be invested in bonds and other fixed income securities. A description of the investment style for each class of investment follows.

EQUITY INVESTMENTS

     With the equity portion of the Balanced portfolio, the manager seeks capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenue acceleration) and have, in the opinion of the manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the equity portion of Balanced fully invested in these securities regardless of the movement of stock prices generally. The fund may purchase securities only of companies that have a record of at least three years continuous operation.

     The manager selects, for the equity portion of the portfolio, securities of companies whose earnings and revenue trends meet management's standards of selection. The size of the companies in which a fund invests tends to give it its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure which could readily be absorbed by a large company can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that the volatility of the fund will be impacted by the size of companies in which it invests.

FIXED INCOME INVESTMENTS

     The manager intends to maintain approximately 40% of the fund's assets in fixed income securities with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities in the fund will be chosen based on their level of income production and price stability. The fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in United States currency. These may include obligations of the United States government, its agencies and instrumentalities; corporate securities (bonds, notes, preferreds and convertible issues), and sovereign government, municipal, mortgage-backed and other asset-backed securities.

     There are no maturity restrictions on the fixed income securities in which the fund invests. Under normal market conditions the weighted average portfolio maturity for the fixed income portfolio will be in the three- to 10-year range. The manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.

     It is the manager's intention to invest the fund's fixed income holdings in high-grade securities. At least 80% of fixed income assets will be invested in securities which at the time of purchase are rated

6    Information Regarding the Fund                 American Century Investments


within the three highest categories by a nationally recognized statistical rating organization [at least A by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corp. (S&P)].

     The remaining portion of the fixed income assets may be invested in issues in the fourth highest category (Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the manager and which, in the opinion of the manager, can contribute meaningfully to the fund's results without compromising its objectives. Such issues might include a lower-rated issue where research suggests the likelihood of a rating increase; or a convertible issue of a company deemed attractive by the equity management team. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     The fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The fund will limit its purchase of debt securities to investment grade obligations.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

Prospectus                                   Information Regarding the Fund    7


     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

     The portfolio turnover rate of the fund is shown in the Financial Highlights table on page 5 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

     The fund will invest no more than 15% of its assets in repurchase agreements maturing in more than seven days.

8    Information Regarding the Fund                 American Century Investments


DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the fund's shareholders.

Prospectus                                   Information Regarding the Fund    9


WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return and yield. Performance data may be quoted separately for the Investor Class and the other classes.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.

10   Information Regarding the Fund                 American Century Investments


     Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                   Information Regarding the Fund   11


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 18.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 13.

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o REFERENCE FOR BENEFICIARY (RFB): American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o   Taxpayer identification or Social Security number.

12  How to Invest with American Century Investments American Century Investments


     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 12 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

Prospectus                  How to Invest with American Century Investments   13


     If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 15.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line -- see page 15) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. (For large redemptions, please read "Special Requirements for Large Redemptions," page 15.)

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 15.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan or request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption

14  How to Invest with American Century Investments American Century Investments


proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule18f-1 under the Investment Company Act, which obligates the fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o   redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling

Prospectus                  How to Invest with American Century Investments   15


the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b)plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

16  How to Invest with American Century Investments American Century Investments


     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
          registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

Prospectus                  How to Invest with American Century Investments   17


EMPLOYER SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

18  How to Invest with American Century Investments American Century Investments


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for Balanced is determined at the close of regular trading on each day that the New York Stock Exchange is open.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net

Prospectus                           Additional Information You Should Know   19


asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the board of directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset value of the Investor Class of the fund is published in leading newspapers daily. The net asset value of the fund may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of the fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of your shares, when they are distributed, the value of your shares is reduced by the amount of the distribution. If you buy your share through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.
See "Taxes," this page.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders it pays no income tax.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will

20   Additional Information You Should Know         American Century Investments


be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

     If more than 50% of the value of the fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If the fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year.If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Prospectus                           Additional Information You Should Know   21


MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment advisory agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment management services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the team managing Balanced and their work experience for the last five years are as follows:

     JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of Balanced.

     BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages the equity portion of Balanced.

     NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of Balanced.

     JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of Balanced.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Investor Class of the fund, the manager receives an annual fee of 1% of the average net assets.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades.

22   Additional Information You Should Know         American Century Investments


With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century offers four classes of Balanced: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

Prospectus                           Additional Information You Should Know   23


     The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

24   Additional Information You Should Know         American Century Investments


NOTES

Prospectus                                                            Notes   25


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

[company logo]

9701
SH-BKT-6566

[recycled logo]
   Recycled

                                  [back cover]






                                   PROSPECTUS

                            [american century logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                                  Cash Reserve

INVESTOR CLASS

                                 [front cover]

                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

        BENHAM GROUP             AMERICAN CENTURY         TWENTIETH CENTURY(R)
                                       GROUP                     GROUP

     MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
    GOVERNMENT BOND FUNDS         BALANCED FUNDS          INTERNATIONAL FUNDS
   DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS
    MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

        Cash Reserve

                              [inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                  CASH RESERVE
                                 INVESTOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                  1



                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-BENHAM CASH RESERVE FUND

     Cash Reserve is a money market fund which seeks to obtain maximum current income consistent with the preservation of principal and maintenance of liquidity. The fund intends to pursue its investment objective by investing substantially all of its assets in a portfolio of money market instruments and maintaining a weighted average maturity of not more than 90 days.

     Investments in the fund are not insured or guaranteed by the U.S. government or any other agency. There is no assurance that the fund will be able to maintain a $1.00 share price.

   There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2   Investment Objective                          American Century Investments



                               TABLE OF CONTENTS

Transaction and Operating Expense Table.......................4
Financial Highlights..........................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund...............................6
   Cash Reserve...............................................6
Other Investment Practices, Their
   Characteristics and Risks..................................6
   Repurchase Agreements......................................6
   Derivative Securities......................................7
   Portfolio Lending..........................................7
   Foreign Securities.........................................8
   When-Issued Securities.....................................8
   Rule 144A Securities.......................................8
Performance Advertising.......................................8

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments..................................10
Investing in American Century.................................10
How to Open an Account........................................10
     By Mail .................................................10
     By Wire..................................................10
     By Exchange..............................................11
     In Person................................................11
   Subsequent Investments.....................................11
     By Mail .................................................11
     By Telephone.............................................11
     By Online Access.........................................11
     By Wire..................................................11
     In Person................................................11
   Automatic Investment Plan..................................11
How to Exchange from One Account to Another...................11
     By Mail..................................................11
     By Telephone.............................................12
     By Online Access.........................................12
How to Redeem Shares..........................................12
     By Mail .................................................12
     By Telephone.............................................12
     By Check-A-Month.........................................12
     Other Automatic Redemptions..............................12
   Redemption Proceeds........................................12
     By Check ................................................12
     By Wire and ACH..........................................12
   Redemption of Shares in Low-Balance Accounts...............12
Signature Guarantee...........................................13
Special Shareholder Services..................................13
     Automated Information Line...............................13
     CheckWriting.............................................13
     Online Account Access....................................13
     Open Order Service.......................................14
     Tax-Qualified Retirement Plans...........................14
Important Policies Regarding Your Investments.................14
Reports to Shareholders.......................................15
Employer-Sponsored Retirement Plans and
   Institutional Accounts.....................................15

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................16
   When Share Price Is Determined.............................16
   How Share Price Is Determined..............................16
   Where to Find Yield Information............................16
Distributions.................................................16
Taxes.........................................................17
   Tax-Deferred Accounts......................................17
   Taxable Accounts...........................................17
Management....................................................17
   Investment Management......................................17
   Code of Ethics.............................................18
   Transfer and Administrative Services.......................18
Distribution of Fund Shares...................................19
Further Information About American Century....................19

Prospectus                                               Table of Contents  3



                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                   Cash
                                                                 Reserve

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases........................    none
Maximum Sales Load Imposed on Reinvested Dividends.............    none
Deferred Sales Load............................................    none
Redemption Fee(1)..............................................    none
Exchange Fee...................................................    none

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS):
Management Fees................................................    0.70%
12b-1 Fees.....................................................    none
Other Expenses(2)..............................................    0.00%
Total Fund Operating Expenses..................................    0.70%

EXAMPLE:
You would pay the following expenses on a                1 year     $ 7
$1,000 investment, assuming a 5% annual return          3 years      22
and redemption at the end of each time period:          5 years      39
                                                       10 years      87

(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of Cash Reserve offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers two other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class, resulting in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 19.

4   Transaction and Operating Expense Table       American Century Investments

                              FINANCIAL HIGHLIGHTS
                                CASH RESERVE(1)

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                  1995       1994       1993       1992        1991      1990      1989     1988     1987      1986
PER-SHARE DATA
Net Asset Value,
Beginning of Period ...........  $1.00      $1.00      $1.00      $1.00       $1.00     $1.00     $1.00    $1.00    $1.00     $1.00
Income from Investment
Operations
   Net Investment Income ...... .05(2)        .03        .02        .04         .06       .07       .08      .07      .06       .06
   Net Realized and
     Unrealized Gains
     on Investment Transactions     --         --         --         --          --        --        --       --       --      .001
   Total from
     Investment Operations ....    .05        .03        .02        .04         .06       .07       .08      .07      .06       .06
Distributions
   From Net Investment Income . (.052)     (.032)     (.023)     (.037)      (.058)    (.074)    (.083)   (.065)   (.056)    (.062)
   From Net Realized Gains
     on Investment Transactions     --         --         --         --          --        --        --       --       --    (.001)
   Total Distributions ........ (.052)     (.032)     (.023)     (.037)      (.058)    (.074)    (.083)   (.065)   (.056)    (.063)
Net Asset Value,
End of Period .................  $1.00      $1.00      $1.00      $1.00       $1.00     $1.00     $1.00    $1.00    $1.00     $1.00
   Total Return(3) ............  5.38%      3.21%      2.30%      3.74%       5.95%     7.67%     8.66%    6.73%    5.75%     6.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .......   .70%       .80%      1.00%    .98%(4)     .97%(4)     1.00%     1.00%    1.00%    1.00%     1.01%
Ratio of Net Investment
  Income to Average
Net Assets ....................  5.27%      3.18%      2.30%      3.62%       5.75%     7.40%     8.35%    6.52%    5.80%     5.83%
Net Assets, End of
Period (in thousands) ..... $1,469,546 $1,298,982 $1,256,012 $1,487,961  $1,236,309  $953,687  $639,115 $488,781 $447,917  $134,958

(1) The data presented has been restated to give effect to a 100 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(4) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

Prospectus                                            Financial Highlights  5


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

CASH RESERVE

     Cash Reserve, which seeks to obtain a level of current income consistent with preservation of capital and maintenance of liquidity, requires a minimum investment of $2,500 ($1,000 for IRAs). Cash Reserve is designed for investors who want income and no fluctuation in their principal.

     Cash Reserve expects, but cannot guarantee, that it will maintain a constant share price of $1.00. The fund follows industry-standard guidelines on the quality and maturity of its investments, purchasing only securities having remaining maturities of not more than 13 months and by maintaining a weighted average portfolio maturity of not more than 90 days.

     Cash Reserve invests substantially all of its assets in a diversified portfolio of U.S. dollar denominated high quality money market instruments, consisting of:

     (1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

     (2)  Commercial Paper

     (3)  Certificates of Deposit and Euro Dollar Certificates of Deposit

     (4)  Bankers' Acceptances

     (5)  Short-term notes, bonds, debentures, or other debt instruments

     (6)  Repurchase agreements

     These classes of securities may be held in any proportion, and such proportion may vary as market conditions change.

     All portfolio holdings are limited to those which at the time of purchase have a short-term rating of A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services ("Moody's"), or if they have no short-term rating are issued or guaranteed by an entity having a long-term rating of at least AA by S&P or Aa by Moody's.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller

6   Information Regarding the Fund                American Century Investments


seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the United States government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     The fund may invest in repurchase agreements with respect to any security in which the fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. The fund will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

     o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

     o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned

Prospectus                                  Information Regarding the Fund  7


securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets. The fund will limit its purchase of debt securities to U.S. dollar denominated obligations. Such securities will be primarily from developed markets.

     Investments in foreign securities may present certain risks, including those resulting from future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 10% of its assets, in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Investor Class and for the other classes offered by the funds.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions,

8   Information Regarding the Fund                American Century Investments

over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price. In the case of Cash Reserve, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then "annualized." That is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The
"effective yield" is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results.

Prospectus                                  Information Regarding the Fund  9

                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 15.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

     o   Receiving bank and routing number:
         Commerce Bank, N.A. (101000019)

     o   Beneficiary (BNF):
         American Century Services Corporation
         4500 Main St., Kansas City, Missouri 64111

     o   Beneficiary account number (BNF ACCT):
         2804918

     o   Reference for Beneficiary (RFB):
         American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

     o   Originator to Beneficiary (OBI):
         Name and address of owner of account into which you are investing.

     o   Bank to Bank Information (BBI or Free Form Text):

          o    Taxpayer identification or Social Security number.

          o If more than one account, account numbers and amount to be invested in each account.

          o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

10 How to Invest with American Century Investments  American Century Investments


BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

4500 Main Street
Kansas City, Missouri 64111

1665 Charleston Road
Mountain View, California 94043

2000 S. Colorado Blvd.
Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," on this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 10 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Cash Reserve fund shares to our other funds. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

Prospectus                  How to Invest with American Century Investments   11

BY TELEPHONE

     You may make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line--see page 13) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to receive the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a completed redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 13.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     You may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity of bringing the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

12 How to Invest with American Century Investments  American Century Investments

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o    Redeeming more than $25,000

     o Establishing or increasing a Check-A-Month or automatic transfer on an existing account

     You may obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

CHECKWRITING

     We offer CheckWriting as a service option for your Cash Reserve account. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by phone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the Full Services option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by any means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments

Prospectus                  How to Invest with American Century Investments   13

from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs)

     o 403(b) plans for employees of public school systems and non-profit organizations

     o Profit sharing plans and pension plans for corporations and other employers

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment

14 How to Invest with American Century Investments  American Century Investments

          advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
          registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions and CheckWriting activity, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. CheckWriting activity will be confirmed monthly. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

Prospectus                  How to Invest with American Century Investments   15

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for Cash Reserve is determined at the close of regular trading on each day that the New York Stock Exchange is open.

     Investments and requests to redeem shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The securities held by the fund are valued on the basis of amortized cost. This method involves initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of the purchase, rather than determining the security's market value from day to day.

WHERE TO FIND YIELD INFORMATION

     The yield of the Investor Class of Cash Reserve is published weekly in leading financial publications and daily in many local newspapers. Yield information may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income plus net realized gains on portfolio securities is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year.

     You will begin to participate in the distributions the day AFTER your purchase is effective. See "When Share Price is Determined," above. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

     Cash Reserve does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

     Participants  in  employer-sponsored   retirement  or  savings  plans  must
reinvest all distributions. For

16  Additional Information You Should Know          American Century Investments

shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc., serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111. The manager has been providing investment advisory services to investment companies and institutional clients since 1958.

Prospectus                             Additional Information You Should Know 17

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund or of sectors of the fund as necessary between team meetings.

     The portfolio manager members of the teams managing the fund and their work experience for the last five years are as follows:

     ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has worked for American Century since May 1983. He became a Portfolio Manager in December 1991. Prior to that he served as Assistant Portfolio Manager.

     AMY O'DONNELL, Portfolio Manager, joined Benham in 1988, becoming a member of its portfolio department in 1988. In 1992 she assumed her current position as a Portfolio Manager of three other Benham funds.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the fund, the manager receives an annual fee of 0.70% of the average net assets of Cash Reserve.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

18 Additional Information You Should Know           American Century Investments

     Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century offers three classes of Cash Reserve: an Investor Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

     The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting

Prospectus                            Additional Information You Should Know  19

only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

20  Additional Information You Should Know          American Century Investments


                                     NOTES

Prospectus                                                           Notes 21


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com



9609            [recycled logo]
SH-BKT-6565        Recycled

[American Century logo]







                                   PROSPECTUS

                             [american century logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                           Short-Term Government Fund
                       Intermediate-Term Government Fund

INVESTOR CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

AMERICAN CENTURY INVESTMENTS

BENHAM GROUP             AMERICAN CENTURY GROUP       TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS       ASSET ALLOCATION &           GROWTH FUNDS
GOVERNMENT BOND FUNDS    BALANCED FUNDS               INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS     SPECIALTY FUNDS

Short-Term
Government Fund

Intermediate-Term
Government Fund

                              [inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                           Short-Term Government Fund
                       Intermediate-Term Government Fund

                                 INVESTOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Two of the funds from our Benham Group that invest primarily in debt instruments of the U.S. government and its agencies are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Through its Investor Class, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY--BENHAM
SHORT-TERM GOVERNMENT FUND

     The Short-Term Government Fund seeks a competitive level of income. The fund intends to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average maturity of three years or less.

AMERICAN CENTURY--BENHAM
INTERMEDIATE-TERM GOVERNMENT FUND

     The Intermediate-Term Government Fund seeks a competitive level of income. The fund intends to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average maturity of three to 10 years.

     There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ..............................4
Financial Highlights .................................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds .....................................7
   Short-Term Government Fund and
   Intermediate-Term Government Fund .................................7
Fundamentals of Fixed Income Investing ...............................8
Other Investment Practices, Their Characteristics and Risks ..........9
   Portfolio Turnover ................................................9
   Repurchase Agreements .............................................9
   Derivative Securities .............................................9
   Portfolio Lending ................................................10
   When-Issued Securities ...........................................10
Performance Advertising .............................................11

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ........................................12
Investing in American Century .......................................12
How to Open an Account ..............................................12
     By Mail ........................................................12
     By Wire ........................................................12
     By Exchange ....................................................13
     In Person ......................................................13
   Subsequent Investments ...........................................13
     By Mail ........................................................13
     By Telephone ...................................................13
     By Online Access ...............................................13
     By Wire ........................................................13
     In Person ......................................................13
   Automatic Investment Plan ........................................13
How to Exchange from One Account to Another .........................13
     By Mail ........................................................14
     By Telephone ...................................................14
     By Online Access ...............................................14
How to Redeem Shares ................................................14
     By Mail ........................................................14
     By Telephone ...................................................14
     By Check-A-Month ...............................................14
     Other Automatic Redemptions ....................................14
   Redemption Proceeds ..............................................14
     By Check .......................................................14
     By Wire and ACH ................................................14
   Redemption of Shares in Low-Balance Accounts .....................14
Signature Guarantee .................................................15
Special Shareholder Services ........................................15
     Automated Information Line .....................................15
     Online Account Access ..........................................15
     Open Order Service .............................................15
     Tax-Qualified Retirement Plans .................................16
Important Policies Regarding Your Investments .......................16
Reports to Shareholders .............................................16
Employer-Sponsored Retirement Plans and Institutional Accounts ......17

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................18
   When Share Price Is Determined ...................................18
   How Share Price Is Determined ....................................18
   Where to Find Information About Share Price ......................18
Distributions .......................................................18
Taxes ...............................................................19
   Tax-Deferred Accounts ............................................19
   Taxable Accounts .................................................19
Management ..........................................................20
   Investment Management ............................................20
   Code of Ethics ...................................................21
   Transfer and Administrative Services .............................21
Distribution of Fund Shares .........................................21
Further Information About American Century ..........................21

Prospectus                                                Table of Contents    3

TRANSACTION AND OPERATING EXPENSE TABLE

                                                             Intermediate-Term    Short-Term
                                                              Government Fund   Government Fund

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ......................     none               none
Maximum Sales Load Imposed on Reinvested Dividends ...........     none               none
Deferred Sales Load ..........................................     none               none
Redemption Fee(1) ............................................     none               none
Exchange Fee .................................................     none               none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees ..............................................    0.75%              0.70%
12b-1 Fees ...................................................     none               none
Other Expenses(2) ............................................    0.00%              0.00%
Total Fund Operating Expenses ................................    0.75%              0.70%

EXAMPLE:

You would pay the following expenses on a               1 year       $8                 $7
$1,000 investment, assuming a 5% annual return and     3 years       24                 22
redemption at the end of each time period:             5 years       42                 39
                                                      10 years       93                 87

(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Other expenses, the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Investor Class shares. The funds offer two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Investor Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 21.

4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS
SHORT-TERM GOVERNMENT FUND

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants. Their report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                       1995      1994   1993(1)   1992(1)   1991(1)   1990(1)   1989(1)  1988(1)   1987(1)   1986(1)

PER-SHARE DATA
Net Asset Value,
Beginning of Period ...............   $9.27     $9.67     $9.61     $9.41     $9.08     $9.32     $9.42    $9.55    $10.16     $9.95
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
Income from Investment Operations

   Net Investment Income ..........     .52       .40       .36       .44       .63       .79       .84      .81       .79       .87

   Net Realized and Unrealized
   Gain (Loss) on
   Investment Transactions ........     .24     (.40)     (.06)       .20       .33     (.24)     (.10)    (.13)     (.49)       .27
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
   Total Income from
   Investment Operations ..........     .76        --       .42       .64       .96       .55       .74      .68       .30      1.14
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
Distributions

   From Net Investment Income .....  (.519)    (.402)     (.36)    (.441)    (.635)    (.789)    (.843)   (.816)    (.792)    (.871)

   From Net Realized Gains
   on Investment Transactions .....      --        --        --        --        --        --        --       --    (.122)    (.056)
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
   Total Distributions ............  (.519)    (.402)     (.36)    (.441)    (.635)    (.789)    (.843)   (.816)    (.914)    (.927)
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
Net Asset Value, End of Period ....   $9.51     $9.27     $9.67     $9.61     $9.41     $9.08     $9.32    $9.41     $9.55    $10.16
                                    =======   =======   =======  =======-   =======   =======   =======  =======   =======   =======
   Total Return(2) ................   8.42%      .07%     4.45%     6.85%    10.99%     6.28%     8.36%    7.44%     3.14%    11.89%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets ..........    .70%      .81%     1.00%   .99%(3)   .99%(3)     1.00%     1.00%    1.00%     1.00%     1.01%

   Ratio of Net Investment Income
   to Average Net Assets ..........   5.53%     4.17%     3.73%     4.62%     6.88%     8.64%     9.10%    8.60%     8.10%     8.54%

   Portfolio Turnover Rate ........    128%      470%      413%      391%      779%      620%      567%     578%      468%      464%

   Net Assets, End
   of Period (in thousands) .......$391,331  $396,753  $511,981  $569,430  $534,515  $455,536  $443,475 $440,380  $335,601  $254,714

(1) The data presented has been restated to give effect to a 10 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

Prospectus                                             Financial Highlights    5


FINANCIAL HIGHLIGHTS
INTERMEDIATE-TERM GOVERNMENT FUND

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants. Their report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                                            1995          1994(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period ...................................   $9.55           $10.00
                                                                        --------         --------
Income from Investment Operations

   Net Investment Income ...............................................     .58              .34

   Net Realized and Unrealized Gain (Loss) on Investment Transactions ..     .49            (.45)
                                                                        --------         --------
   Total Income (Loss) from Investment Operations ......................    1.07            (.11)
                                                                        --------         --------
Distributions

   From Net Investment Income ..........................................  (.583)           (.343)
                                                                        --------         --------
   Total Distributions .................................................  (.583)           (.343)
                                                                        --------         --------
Net Asset Value, End of Period .........................................  $10.04            $9.55
                                                                        ========         ========
   Total Return(2) .....................................................  11.58%          (1.01%)

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets ...................    .74%          .75%(3)

   Ratio of Net Investment Income to Average Net Assets ................   5.99%         5.43%(3)

   Portfolio Turnover Rate .............................................    137%          205%(3)

   Net Assets, End of Period (in thousands) ............................ $21,981           $6,280

(1)  March 1, 1994 (inception) through October 31, 1994.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

     Total returns for less than one year are not annualized.

(3)  Annualized.

6    Financial Highlights                           American Century Investments


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

SHORT-TERM GOVERNMENT FUND AND
INTERMEDIATE-TERM GOVERNMENT FUND

     These funds seek to provide a competitive level of income and limited price volatility by investing in securities of the U.S. government and its agencies, securities that are considered to be of the highest credit quality.

     The two funds differ in the weighted average maturities of their portfolios and accordingly, in their degree of risk and level of income. Generally, the longer the weighted average maturity of a fund's portfolio, the higher the yield and the greater the price volatility.

     The Short-Term Government Fund will maintain a weighted average portfolio maturity of three years or less. The fund is designed for investors who can accept some fluctuation in principal in order to earn a higher level of current income than is generally available from money market securities, but who do not want as much price volatility as is inherent in longer-term securities.

     The Intermediate-Term Government Fund will maintain a weighted average portfolio maturity of three to 10 years. The fund is designed for investors seeking a higher level of current income than is generally available from shorter-term government securities and who are willing to accept a greater degree of price fluctuation.

     The  market  value of the  securities  in which the  Short-Term  Government
Fund  and   Intermediate-Term   Government  Fund  invest  will  fluctuate,   and
accordingly, the value of your shares will vary from day to day. See "Fundamentals of Fixed Income Investing," page 8.

     Both funds may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

     Mortgage-related securities in which the funds may invest include collateralized mortgage obligations ("CMOs") issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

     The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market

Prospectus                                  Information Regarding the Funds    7


value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

     For the purpose of determining the weighted average portfolio maturity of the funds, the manager will consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities.


FUNDAMENTALS OF FIXED INCOME INVESTING

HISTORICAL YIELDS
[line graph - graph data]

         30-YEAR     20-YEAR      3-MONTH
         TREASURY   TAX-EXEMPT    TREASURY
         BONDS        BONDS        BILLS

1/91     8.19%        7.14%        6.38%
2/91     8.20         7.00         6.26
3/91     8.25         6.84         5.93
4/91     8.18         6.67         5.69
5/91     8.26         6.65         5.69
6/91     8.4          6.72         5.69
7/91     8.34         6.61         5.68
8/91     8.06         6.6          5.48
9/91     7.81         6.43         5.25
10/91    7.91         6.4          4.97
11/91    7.94         6.5          4.46
12/91    7.4          6.25         3.96
1/92     7.76         6.33         3.94
2/92     7.79         6.35         4.02
3/92     7.96         6.4          4.14
4/92     8.04         6.43         3.77
5/92     7.84         6.25         3.77
6/92     7.78         6.13         3.65
7/92     7.46         5.78         3.24
8/92     7.41         6.01         3.22
9/92     7.38         6.04         2.74
10/92    7.62         6.34         3.01
11/92    7.6          6.08         3.34
12/92    7.4          6.04         3.14
1/93     7.2          5.9          2.97
2/93     6.9          5.45         3
3/93     6.92         5.61         2.96
4/93     6.93         5.52         2.96
5/93     6.98         5.54         3.11
6/93     6.67         5.32         3.08
7/93     6.56         5.38         3.1
8/93     6.09         5.15         3.07
9/93     6.02         4.99         2.98
10/93    5.97         5            3.1
11/93    6.3          5.24         3.2
12/93    6.35         5.1          3.06
1/94     6.24         4.97         3.03
2/94     6.66         5.26         3.43
3/94     7.09         5.87         3.55
4/94     7.31         6.04         3.95
5/94     7.43         5.99         4.24
6/94     7.61         6.05         4.22
7/94     7.39         5.91         4.36
8/94     7.45         5.96         4.66
9/94     7.82         6.17         4.77
10/94    7.97         6.36         5.15
11/94    8            6.64         5.71
12/94    7.88         6.45         5.69
1/95     7.7          6.12         6
2/95     7.44         5.78         5.94
3/95     7.43         5.77         5.87
4/95     7.34         5.81         5.86
5/95     6.65         5.55         5.8
6/95     6.62         5.77         5.57
7/95     6.85         5.77         5.58
8/95     6.65         5.73         5.45
9/95     6.5          5.67         5.41
10/95    6.33         5.49         5.51
11/95    6.13         5.31         5.49
12/95    5.95         5.18         5.08

BOND PRICE VOLATILITY

     For a given change in interest rates, longer maturity bonds experience a greater change in price, as shown below:

                         Price of a 7%     Price of same
                          coupon bond       bond if its        Percent
          Years to        now trading     yield increases      change
          Maturity        to yield 7%          to 8%          in price

           1 year           $100.00           $99.06           -0.94%
           3 years          100.00             97.38           -2.62%
          10 years          100.00             93.20           -6.80%
          30 years          100.00             88.69          -11.31%

YEARS TO MATURITY
[bar graph - graph data]

SHORT-TERM GOVERNMENT FUND
Likely Maturities of Individual Holdings                    0-8 years
Expected Weighted Average Portfolio Maturity Range     6 mos.-5 years

INTERMEDIATE-TERM GOVERNMENT FUND
Likely Maturities of Individual Holdings                   0-20 years
Expected Weighted Average Portfolio Maturity Range         3-10 years


     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

8    Information Regarding the Funds                American Century Investments



AUTHORIZED QUALITY RANGES
                                  A-1        A-2    A-3
                                  P-1        P-2    P-3
                                 MIG-1      MIG-2  MIG-3
                                 SP-1       SP-2   SP-3
                           AAA    AA     A   BBB    BB    B   CCC   CC   C    D
                           -----------------------------------------------------
Short-Term
 Government Fund            x      x     x    x
Intermediate-Term
 Government Fund            x      x     x    x


     In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of our fixed income funds take into account these relationships. The portfolio maturity of each fund has implications for the degree of price volatility and the yield level to be expected from each.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the funds are shown in the Financial Highlights table on pages 5-6 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. A high turnover rate involves correspondingly higher transaction costs that are borne directly by a fund. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     Each of the funds may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities

Prospectus                                  Information Regarding the Funds    9


whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which

10   Information Regarding the Funds                American Century Investments


could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

PERFORMANCE ADVERTISING

     From time to time, funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in a fund's financial statements.

     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 2 1/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   11


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-sponsored Retirement Plans and Institutional Accounts," page 17.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

12 How to Invest with American Century Investments  American Century Investments


     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 12 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share is Determined", page 18.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

Prospectus                  How to Invest with American Century Investments   13


BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line -- see page 15) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 15.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check for an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Electronically transferred funds may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value

14 How to Invest with American Century Investments  American Century Investments


of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o    redeeming more than $25,000;

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Prospectus                  How to Invest with American Century Investments   15


TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations;

     o profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10)We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects

16 How to Invest with American Century Investments  American Century Investments


all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

Prospectus                  How to Invest with American Century Investments   17


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each fund, except as otherwise noted, are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Investor Class of the funds are published in leading newspapers daily. Net asset values also may be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions, which will be paid on the last business day of the month.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," this page. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

18   Additional Information You Should Know         American Century Investments


     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. The funds will advise shareholders of the percentage, if any, of the dividends not exempt from federal income tax.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include

Prospectus                           Additional Information You Should Know   19


dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of The Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111. The manager has been providing investment advisory services to investment companies and institutional clients since 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolios of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios and the funds' asset mix as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this prospectus and their work experience for the last five years are as follows:

     C. CASEY COLTON, Portfolio Manager, joined BMC in 1990 as a Municipal Analyst. He was promoted to his current position in 1995. Mr. Colton is a Chartered Financial Analyst (CFA). He is a member of the team that manages the Intermediate-Term Government Fund.

     ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has worked for American Century since May 1983. He became a Portfolio Manager in December 1991. Prior to that he served as Assistant Portfolio Manager. He is a member of the team that manages the Short-Term Government Fund.

     NEWLIN RANKIN, Portfolio Manager, joined BMC in 1994. He has been primarily responsible for the day-to-day operations of the Benham ARM Fund since January 1995 and is a member of the team that manages the Short-Term Government Fund. Prior to joining BMC, Mr. Rankin was an Assistant Vice-President at Wells Fargo Bank from 1991 to 1993.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the

20   Additional Information You Should Know         American Century Investments


non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Investor Class of the funds, the manager receives an annual fee at the following rates:

     o   0.70 of 1% of the average net assets of Short-Term Government; and

     o   0.75 of 1% of the average net assets of Intermediate-Term Government.

     On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the funds' investment manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corpora-

Prospectus                           Additional Information You Should Know   21


tion on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century offers three classes of each of the funds offered by this
Prospectus: an Investor Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

     The other classes of shares are primarily made available to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

22   Additional Information You Should Know         American Century Investments


NOTES

Prospectus                                                            Notes   23


NOTES

24   Notes                                          American Century Investments


NOTES

Prospectus                                                            Notes   25


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]

9701
SH-BKT-6577

[recycled logo]
   Recycled






                                   PROSPECTUS

                             [american century logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                     GROUP(R)

                               Limited-Term Bond
                             Intermediate-Term Bond
                                  Benham Bond

INVESTOR CLASS

                                  [front cover]



                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering bonds, stocks, specialty investments and blended portfolios. To make it easier to identify funds that meet your needs, all American Century funds have been collected into one of three groups based on investment style and objectives. These groups, which appear below, are designed to simplify your fund decisions.




                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP   TWENTIETH CENTURY(R) GROUP

    MONEY MARKET FUNDS          ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS          BALANCED FUNDS             GROWTH FUNDS
  DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS    INTERNATIONAL FUNDS
   MUNICIPAL BOND FUNDS           SPECIALTY FUNDS

     Limited-Term Bond
  Intermediate-Term Bond
        Benham Bond


                              [inside front cover]


                                   PROSPECTUS
                                SEPTEMBER 3, 1996
                             REVISED JANUARY 1, 1997

                                Limited-Term Bond
                      Intermediate-Term Bond o Benham Bond

                                 INVESTOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Benham Group that invest primarily in fixed income or debt instruments are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1



                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM
LIMITED-TERM BOND FUND

     The Limited-Term Bond Fund seeks income. The fund intends to pursue its investment objective by investing in bonds and other debt obligations and maintaining a weighted average maturity of five years or less.

AMERICAN CENTURY - BENHAM
INTERMEDIATE-TERM BOND FUND

     The Intermediate-Term Bond Fund seeks a competitive level of income. The fund intends to pursue its investment objective by investing in bonds and other debt obligations and maintaining a weighted average maturity of three to 10 years.

AMERICAN CENTURY - BENHAM BOND FUND

     The Benham Bond Fund seeks a high level of income. The fund intends to pursue its investment objective by investing in bonds and other debt obligations and maintaining a weighted average maturity of 10 years or greater. Effective March 1, 1997, the fund's policy regarding portfolio weighted average will change. As of that date, there will be no weighted average portfolio maturity requirement for the funds, although it is expected that the fund will invest primarily in intermediate and long-term bonds. You should consider this impending policy change prior to making an investment in the fund.


There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objectives                           American Century Investments



                               TABLE OF CONTENTS

Transaction and Operating Expense Table.......................4
Financial Highlights..........................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds..............................8
   Limited-Term Bond, Intermediate-Term Bond
      and Benham Bond.........................................8
Fundamentals of Fixed Income Investing........................10
Other Investment Practices, Their
   Characteristics and Risks..................................10
   Portfolio Turnover.........................................10
   Repurchase Agreements......................................11
   Derivative Securities......................................11
   Portfolio Lending..........................................12
   Foreign Securities.........................................12
   When-Issued Securities.....................................12
   Rule 144A Securities.......................................12
   Interest Rate Futures Contracts and
      Options Thereon.........................................13
   Performance Advertising....................................14

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments..................................15
Investing In American Century.................................15
How to Open an Account........................................15
     By Mail .................................................15
     By Wire..................................................15
     By Exchange..............................................16
     In Person................................................16
   Subsequent Investments.....................................16
     By Mail .................................................16
     By Telephone.............................................16
     By Online Access.........................................16
     By Wire..................................................16
     In Person................................................16
   Automatic Investment Plan..................................16
How to Exchange from One Account to Another...................16
     By Mail..................................................16
     By Telephone.............................................17
     By Online Access.........................................17
How to Redeem Shares..........................................17
     By Mail .................................................17
     By Telephone.............................................17
     By Check-A-Month.........................................17
     Other Automatic Redemptions..............................17
   Redemption Proceeds........................................17
     By Check ................................................17
     By Wire and ACH..........................................17
   Redemption of Shares in Low-Balance Accounts...............17
Signature Guarantee...........................................18
Special Shareholder Services..................................18
   Automated Information Line.................................18
   Online Account Access......................................18
   Open Order Service.........................................18
   Tax-Qualified Retirement Plans.............................19
Important Policies Regarding Your Investments.................19
Reports to Shareholders.......................................19
Employer-Sponsored Retirement Plans
   and Institutional Accounts.................................20

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................21
   When Share Price Is Determined.............................21
   How Share Price Is Determined..............................21
   Where to Find Information About Share Price................22
Distributions.................................................22
Taxes.........................................................22
   Tax-Deferred Accounts......................................22
   Taxable Accounts...........................................22
Management....................................................23
   Investment Management......................................23
   Code of Ethics.............................................24
   Transfer and Administrative Services.......................24
Distribution of Fund Shares...................................25
Further Information About American Century....................25

Prospectus                                                  Table of Contents  3

                     TRANSACTION AND OPERATING EXPENSE TABLE

                                                                 Long-Term  Intermediate-Term Benham
                                                                   Bond           Bond         Bond

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases.....................       none           none         none
Maximum Sales Load Imposed on Reinvested Dividends..........       none           none         none
Deferred Sales Load.........................................       none           none         none
Redemption Fee(1)...........................................       none           none         none
Exchange Fee................................................       none           none         none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)

Management Fees.............................................      0.80%          0.75%        0.70%
12b-1 Fees..................................................       none           none         none
Other Expenses(2)..........................................       0.00%          0.00%        0.00%
Total Fund Operating Expenses..............................       0.80%          0.75%        0.70%

EXAMPLE

You would pay the following expenses on a             1 year        $ 8            $ 8          $ 7
$1,000 investment, assuming a 5% annual return and   3 years        $26            $24           22
redemption at the end of each time period:           5 years        $44            $42           39
                                                    10 years        $99            $93           87

(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the American Century funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.

     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer two other classes of shares to investors, primarily to institutional investors, that have different fee structures than the Investor Class, resulting in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 25.

4  Transaction and Operating Expense Table         American Century Investments



                              FINANCIAL HIGHLIGHTS
                               LIMITED-TERM BOND
     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.


                                                              1995     1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ......................  $9.68      $10.00
Income from Investment Operations
   Net Investment Income .................................. .56(2)         .31
   Net Realized and Unrealized Gains (Losses) on
   Investment Transactions ................................    .28       (.32)
   Total from Investment Operations .......................    .84       (.01)
Distributions
   From Net Investment Income ............................. (.557)      (.312)
   From Net Realized Gains on Investment Transactions .....     --          --
   In Excess of Net Realized Gains ........................     --          --
   Total Distributions .................................... (.557)      (.312)
Net Asset Value, End of Period ............................  $9.96       $9.68
   Total Return(3) ........................................  8.89%      (.08%)

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets          .69%     .70%(4)
   Ratio of Net Investment Income to Average Net Assets      5.70%    4.79%(4)
   Portfolio Turnover Rate                                    116%         48%
   Net Assets, End of Period (in thousands)                 $7,193      $4,375

(1)  March 1, 1994 (inception) through October 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

Prospectus                                              Financial Highlights  5



                              FINANCIAL HIGHLIGHTS
                             INTERMEDIATE-TERM BOND

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                              1995     1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .....................   $9.53      $10.00
Income from Investment Operations
   Net Investment Income .................................  .59(2)         .34
   Net Realized and Unrealized Gains (Losses) on
   Investment Transactions ...............................     .54       (.47)
   Total from Investment Operations ......................    1.13       (.13)
Distributions
   From Net Investment Income ............................  (.587)      (.337)
   From Net Realized Gains on Investment Transactions ....      --          --
   In Excess of Net Realized Gains .......................      --          --
   Total Distributions ...................................  (.587)      (.337)
Net Asset Value, End of Period ...........................  $10.07       $9.53
   Total Return(3) .......................................  12.19%     (1.24%)

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets          .74%     .75%(4)
   Ratio of Net Investment Income to Average Net Assets      6.05%    5.23%(4)
   Portfolio Turnover Rate                                    133%         48%
   Net Assets, End of Period (in thousands)                $12,827      $4,262

(1)  March 1, 1994 (inception) through October 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

6  Financial Highlights                            American Century Investments



                              FINANCIAL HIGHLIGHTS
                                 BENHAM BOND(1)

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                           1995     1994     1993      1992      1991    1990     1989     1988    1987(2)

PER-SHARE DATA
Net Asset Value, Beginning of Period ..    $8.91   $10.21     $9.92     $9.56     $8.90   $9.54    $9.18   $8.96    $10.00
Income from Investment Operations
   Net Investment Income ..............   .61(3)      .58       .66       .63       .75     .80      .82     .84       .48
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions       .87   (1.12)      1.88       .35       .66   (.64)      .36     .23    (1.05)
   Total from Investment Operations ...     1.48    (.54)      2.54       .98      1.41     .16     1.18    1.07     (.57)
Distributions
   From Net Investment Income .........   (.611)   (.576)    (.662)    (.622)    (.746)  (.796)   (.819)  (.836)    (.475)
   From Net Realized Gains on
   Investment Transactions ............       --   (.186)   (1.587)        --        --  (.006)       --      --        --
   In Excess of Net Realized Gains ....       --       --        --        --        --      --       --      --        --
   Total Distributions ................   (.611)   (.762)   (2.249)    (.622)    (.746)  (.802)   (.819)  (.836)    (.475)
Net Asset Value, End of Period ........    $9.78    $8.91    $10.21     $9.92     $9.56   $8.90    $9.54   $9.19     $8.96
   Total Return(4) ....................   17.16%  (5.47%)    11.81%    10.40%    16.44%   1.93%   13.51%  12.31%   (8.63%)

RATIOS/SUPPLEMENTAL DATA
   Ratio of Operating Expenses
   to Average Net Assets ..............     .78%     .88%     1.00%   .98%(5)    .96(5)   1.00%    1.00%   1.00%  1.00%(6)
   Ratio of Net Investment Income
   to Average Net Assets ..............    6.53%    6.07%     6.54%     6.30%     8.06%   8.81%    8.83%   9.15%  8.10%(6)
   Portfolio Turnover Rate ............     105%      78%      113%      186%      219%     98%     216%    280%   146%(6)
   Net Assets, End of
   Period (in thousands) .............. $149,223 $121,012  $172,120  $154,031  $114,342 $77,270  $62,302 $25,788    $9,403

(1) The data presented has been restated to give effect to a 10 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  March 2, 1987 (inception) through October 31, 1987.

(3)  Computed using average shares outstanding throughout the period.

(4) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(5) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

(6)  Annualized.

Prospectus                                              Financial Highlights  7



                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BENHAM BOND

     These  funds,   which  seek  to  provide   investors  with  income  through
investments in bonds and other debt instruments, require a minimum investment of $2,500 ($1,000 for IRAs).

     The three funds differ in the weighted average maturities of their portfolios and accordingly in their degree of risk and level of income. Generally, the longer the weighted average maturity, the higher the yield and the greater the price volatility.

     Limited-Term Bond will invest primarily in investment grade corporate securities and other debt instruments and will maintain, under normal market conditions, a weighted average maturity of five years or less. The fund is designed for investors seeking a competitive level of current income with limited price volatility.

     Intermediate-Term Bond will invest primarily in investment grade corporate securities and other debt instruments and will maintain, under normal market conditions, a weighted average maturity of three to 10 years. The fund is designed for investors seeking a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

     Benham Bond will invest primarily in investment grade corporate bonds and other debt instruments and until March 1, 1997, will maintain, under normal market conditions, a weighted average portfolio maturity of 10 years or greater. Effective March 1, 1997, the fund's policy regarding portfolio weighted average maturity will change. As of that date, there will be no weighted average portfolio maturity requirement, although it is expected that the fund will primarily invest in intermediate and long-term bonds. You should consider this impending policy change prior to making an investment in the funds. The fund is designed for investors whose primary goal is a level of current income higher than is generally provided by money market or short- and intermediate-term securities and who can accept the generally greater price volatility associated with longer-term bonds.

     The value of the shares of all three of these funds will vary from day to day. See "Fundamentals of Fixed Income Investing," page 10.

     Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

     The manager will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

     To  achieve  their   objectives,   the  funds  may  invest  in  diversified
portfolios of high- and medium-grade debt

8  Information Regarding the Funds                  American Century Investments



securities payable in United States currency. The funds may invest in securities which at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the manager, as follows: short-term notes within the two highest categories, e.g., at least MIG-2 by Moody's Investor Services ("Moody's") or SP-2 by Standard and Poor's Corporation ("S&P"); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P); securities of the United States government and its agencies and instrumentalities (described below); other types of securities rated at least P-2 by Moody's or A-2 by S&P. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&Ps belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances.

     The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

     Mortgage-related securities in which the funds may invest include collateralized mortgage obligations ("CMOs") issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

     The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the United States government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

     For the purpose of determining the weighted average portfolio maturity of the funds, the manager shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Fundamentals of Fixed Income Investing," page 10.

     As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the manager, up to 100% of its assets in short-term money market instruments.

     Those instruments may include:

     (1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

     (2)  Commercial Paper;

     (3)  Certificates of Deposit and Euro Dollar Certificates of Deposit;

     (4)  Bankers' Acceptances;

     (5)  Short-term notes, bonds, debentures, or other debt instruments; and

     (6)  Repurchase agreements.

Prospectus                                    Information Regarding the Funds  9



     These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund.

FUNDAMENTALS OF FIXED INCOME INVESTING


HISTORICAL YIELDS
[line graph - graph data]

         30-YEAR     20-YEAR      3-MONTH
         TREASURY   TAX-EXEMPT    TREASURY
         BONDS        BONDS        BILLS

1/91     8.19%        7.14%        6.38%
2/91     8.20         7.00         6.26
3/91     8.25         6.84         5.93
4/91     8.18         6.67         5.69
5/91     8.26         6.65         5.69
6/91     8.4          6.72         5.69
7/91     8.34         6.61         5.68
8/91     8.06         6.6          5.48
9/91     7.81         6.43         5.25
10/91    7.91         6.4          4.97
11/91    7.94         6.5          4.46
12/91    7.4          6.25         3.96
1/92     7.76         6.33         3.94
2/92     7.79         6.35         4.02
3/92     7.96         6.4          4.14
4/92     8.04         6.43         3.77
5/92     7.84         6.25         3.77
6/92     7.78         6.13         3.65
7/92     7.46         5.78         3.24
8/92     7.41         6.01         3.22
9/92     7.38         6.04         2.74
10/92    7.62         6.34         3.01
11/92    7.6          6.08         3.34
12/92    7.4          6.04         3.14
1/93     7.2          5.9          2.97
2/93     6.9          5.45         3
3/93     6.92         5.61         2.96
4/93     6.93         5.52         2.96
5/93     6.98         5.54         3.11
6/93     6.67         5.32         3.08
7/93     6.56         5.38         3.1
8/93     6.09         5.15         3.07
9/93     6.02         4.99         2.98
10/93    5.97         5            3.1
11/93    6.3          5.24         3.2
12/93    6.35         5.1          3.06
1/94     6.24         4.97         3.03
2/94     6.66         5.26         3.43
3/94     7.09         5.87         3.55
4/94     7.31         6.04         3.95
5/94     7.43         5.99         4.24
6/94     7.61         6.05         4.22
7/94     7.39         5.91         4.36
8/94     7.45         5.96         4.66
9/94     7.82         6.17         4.77
10/94    7.97         6.36         5.15
11/94    8            6.64         5.71
12/94    7.88         6.45         5.69
1/95     7.7          6.12         6
2/95     7.44         5.78         5.94
3/95     7.43         5.77         5.87
4/95     7.34         5.81         5.86
5/95     6.65         5.55         5.8
6/95     6.62         5.77         5.57
7/95     6.85         5.77         5.58
8/95     6.65         5.73         5.45
9/95     6.5          5.67         5.41
10/95    6.33         5.49         5.51
11/95    6.13         5.31         5.49
12/95    5.95         5.18         5.08


BOND PRICE VOLATILITY

     For a given change in interest rates, longer maturity bonds experience a greater change in price, as shown below:

                     Price of a 7%     Price of same
                      coupon bond       bond if its        Percent
       Years to       now trading     yield increases      change
       Maturity       to yield 7%          to 8%          in price

        1 year          $100.00           $99.06           -0.94%
        3 years         100.00             97.38           -2.62%
       10 years         100.00             93.20           -6.80%
       30 years         100.00             88.69          -11.31%



YEARS TO MATURITY
[bar graph - graph data]

LIMITED-TERM BOND
Likely Maturities of Individual Holdings                    0-8 years
Expected Weighted Average Portfolio Maturity Range     6 mos.-5 years

INTERMEDIATE-TERM BOND
Likely Maturities of Individual Holdings                   0-20 years
Expected Weighted Average Portfolio Maturity Range         3-10 years

BENHAM BOND
Likely Maturities of Individual Holdings                   0-30 years
Expected Weighted Average Portfolio Maturity Range        10-20 years


     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.


AUTHORIZED QUALITY RANGES
                                  A-1        A-2    A-3
                                  P-1        P-2    P-3
                                 MIG-1      MIG-2  MIG-3
                                 SP-1       SP-2   SP-3
                           AAA    AA     A   BBB    BB    B   CCC   CC   C    D
                           -----------------------------------------------------
Limited-Term Bond           x      x     x    x
Intermediate-Term Bond      x      x     x    x
Benham Bond                 x      x     x    x


     In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of our fixed income funds take into account these relationships. The maturity and asset quality of each fund have implications for the degree of price volatility and the yield level to be expected from each.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the funds are shown in the Financial Highlights table on pages 5, 6 and 7 of this Prospectus.

10  Information Regarding the Funds                 American Century Investments



     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The funds will limit repurchase agreement transactions to securities issued by the United States government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     Each of the funds may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

Prospectus                                   Information Regarding the Funds  11



     There are a range of risks associated with derivative investments, including:

     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

     o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

     o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

FOREIGN SECURITIES

     Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets. The funds will limit their purchase of debt securities to U.S. dollar denominated investment grade obligations. Such securities will be primarily from developed markets.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' cri-

12  Information Regarding the Funds                 American Century Investments



teria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INTEREST RATE FUTURES CONTRACTS
AND OPTIONS THEREON

     The funds may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

     For options sold, a fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

     A fund will deposit in a segregated account with its custodian bank high-quality debt obligations in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

     A fund will purchase or sell futures contracts and options thereon only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that it may wish to include in its portfolio. A fund will enter into future and option transactions only to the extent that the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options do not exceed 5% of its assets.

     Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

     The manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The

Prospectus                                   Information Regarding the Funds  13



manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

     See the Statement of Additional Information for further information about these instruments and their risks.

PERFORMANCE ADVERTISING

     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in a fund's financial statements.

     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


14  Information Regarding the Funds                 American Century Investments



                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 20.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500  ($1,000 for IRAs).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

Prospectus                   How To Invest With American Century Investments  15

BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 15 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to

16 How To Invest With American Century Investments  American Century Investments



another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You may make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line -- see page 18) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to receive the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a completed redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 18.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity of bringing the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the let-

Prospectus                   How To Invest With American Century Investments  17



ter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your applications, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

18 How To Invest With American Century Investments  American Century Investments



TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects

Prospectus                   How To Invest With American Century Investments  19



all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

20  Information Regarding the Funds                 American Century Investments



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for the funds offered by this Prospectus is determined at the close of regular trading on each day that the New York Stock Exchange is open.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption request to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the

Prospectus                            Additional Information You Should Know  21



value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Investor Class of the funds offered by this Prospectus are published in leading newspapers daily. Net asset values may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income of the funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month except for year-end distributions, which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 21. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless

22  Additional Information You Should Know          American Century Investments



of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of Mutual Funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

Prospectus                            Additional Information You Should Know  23



     The manager supervises and manages the investment portfolio of the funds and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the teams may also adjust portfolio holdings of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

     NORMAN  E.  HOOPS,   Senior  Vice  President  and  Fixed  Income  Portfolio
Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President.

     JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Investor Class of the funds, the manager receives an annual fee at the following rates:

     o   0.70% of the average net assets of Limited-Term Bond;

     o   0.75% of the average net assets of Intermediate-Term Bond; and

     o   0.80% of the average net assets of Benham Bond.

     On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

24  Additional Information You Should Know          American Century Investments



     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the funds' investment manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century offers three classes of each of the funds offered by this
Prospectus: an Investor Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

     The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or

Prospectus                            Additional Information You Should Know  25



the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

26  Additional Information You Should Know          American Century Investments



                                     NOTES

Prospectus                                                            Notes  27




                                     NOTES

28  Notes                                          American Century Investments




                                     NOTES

Prospectus                                                             Notes  29



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

9609          [recycled logo]
SH-BKT-6558      Recycled


[american century logo]






                                   PROSPECTUS

                                 [company logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                          Limited-Term Tax-Exempt Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund

                                 [front cover]


AMERICAN CENTURY INVESTMENTS
FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


AMERICAN CENTURY INVESTMENTS


BENHAM GROUP             AMERICAN CENTURY GROUP       TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS       ASSET ALLOCATION &           GROWTH FUNDS
GOVERNMENT BOND FUNDS    BALANCED FUNDS               INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS     SPECIALTY FUNDS

Limited-Term
Tax-Exempt Fund o

Intermediate-Term
Tax-Exempt Fund o

Long-Term
Tax-Exempt Fund

                              [inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                          Limited-Term Tax-Exempt Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund

AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Benham Group that invest in tax-exempt fixed income or debt instruments are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM
LIMITED-TERM TAX-EXEMPT FUND

     The Limited-Term Tax-Exempt Fund seeks income generally exempt from federal income taxes. The fund intends to pursue its investment objective by investing in tax-exempt bonds and maintaining a weighted average maturity of three years or less. Effective March 1, 1997, the fund's policy regarding portfolio weighted average maturity will change. As of that date, the weighted average maturity maintained by the fund will be five years or less. You should consider this impending policy change prior to making an investment in this fund.

AMERICAN CENTURY - BENHAM
INTERMEDIATE-TERM TAX-EXEMPT FUND

     The Intermediate-Term Tax-Exempt Fund seeks a competitive level of income generally exempt from federal income taxes. The fund intends to pursue its investment objective by investing in tax-exempt bonds and maintaining a weighted average maturity of three to 10 years.

AMERICAN CENTURY - BENHAM
LONG-TERM TAX-EXEMPT FUND

     The Long-Term Tax-Exempt Fund seeks a high level of income generally exempt from federal income taxes. The fund intends to pursue its investment objective by investing in longer-term tax-exempt bonds and maintaining a weighted average maturity of 10 years or greater.

     There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ..............................4
Financial Highlights .................................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds .....................................8
   Limited-Term Tax-Exempt Fund,
   Intermediate-Term Tax-Exempt Fund and
   Long-Term Tax-Exempt Fund .........................................8
Fundamentals of Fixed Income Investing ...............................9
Tax-Exempt Securities ...............................................10
Other Investment Practices, Their Characteristics and Risks .........10
   Portfolio Turnover ...............................................10
   Repurchase Agreements ............................................10
   Derivative Securities ............................................11
   When-Issued Securities ...........................................12
   Rule 144A Securities .............................................12
   Interest Rate Futures Contracts and Options Thereon ..............12
Performance Advertising .............................................13

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ........................................15
Investing in American Century .......................................15
How to Open an Account ..............................................15
     By Mail ........................................................15
     By Wire ........................................................15
     By Exchange ....................................................16
     In Person ......................................................16
   Subsequent Investments ...........................................16
     By Mail ........................................................16
     By Telephone ...................................................16
     By Online Access ...............................................16
     By Wire ........................................................16
     In Person ......................................................16
   Automatic Investment Plan ........................................16
How to Exchange from One Account to Another .........................16
     By Mail ........................................................17
     By Telephone ...................................................17
     By Online Access ...............................................17
How to Redeem Shares ................................................17
     By Mail ........................................................17
     By Telephone ...................................................17
     By Check-A-Month ...............................................17
     Other Automatic Redemptions ....................................17
   Redemption Proceeds ..............................................17
     By Check .......................................................17
     By Wire and ACH ................................................17
   Redemption of Shares in Low-Balance Accounts .....................17
Signature Guarantee .................................................18
Special Shareholder Services ........................................18
     Automated Information Line .....................................18
     Online Account Access ..........................................18
     CheckWriting ...................................................18
     Open Order Service .............................................19
Important Policies Regarding Your Investments .......................19
Reports to Shareholders .............................................20
Employer-Sponsored Retirement Plans and Institutional Accounts ......20

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................21
   When Share Price Is Determined ...................................21
   How Share Price Is Determined ....................................21
   Where to Find Information About Share Price ......................21
Distributions .......................................................21
Taxes ...............................................................22
Management ..........................................................23
   Investment Management ............................................23
   Code of Ethics ...................................................24
   Transfer and Administrative Services .............................24
Distribution of Fund Shares .........................................24
Further Information About American Century ..........................24

Prospectus                                                Table of Contents    3


TRANSACTION AND OPERATING EXPENSE TABLE

                                                               Limited-Term
                                                              Tax-Exempt Fund

                                                             Intermediate-Term
                                                              Tax-Exempt Fund

                                                                 Long-Term
                                                              Tax-Exempt Fund

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ......................     none
Maximum Sales Load Imposed on Reinvested Dividends ...........     none
Deferred Sales Load ..........................................     none
Redemption Fee(1) ............................................     none
Exchange Fee .................................................     none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(2) ...........................................    0.60%
12b-1 Fees ...................................................     none
Other Expenses(3) ............................................    0.00%
Total Fund Operating Expenses ................................    0.60%

EXAMPLE:

You would pay the following expenses on a               1 year     $  6
$1,000 investment, assuming a 5% annual return and     3 years       19
redemption at the end of each time period:             5 years       34
                                                      10 years       75

(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) A portion of the management fee may be paid by the funds' manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 24.

(3) Other expenses, the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS

LIMITED-TERM TAX-EXEMPT FUND

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                                                  1995       1994    1993(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period ..........................................  $9.95     $10.04     $10.00
                                                                               -------    -------    -------
Income from Investment Operations

     Net Investment Income ....................................................    .44        .36        .21

     Net Realized and Unrealized Gains (Losses) on Investment Transactions ....    .14      (.09)        .04
                                                                               -------    -------    -------
     Total from Investment Operations .........................................    .58        .27        .25
                                                                               -------    -------    -------
Distributions

     From Net Investment Income ............................................... (.440)     (.362)     (.214)

     From Net Realized Gains on Investment Transactions .......................     --         --         --

     In Excess of Net Realized Gains on Investment Transactions ...............     --         --         --
                                                                               -------    -------    -------
     Total Distributions ...................................................... (.440)     (.362)     (.214)
                                                                               -------    -------    -------
Net Asset Value, End of Period ................................................ $10.09      $9.95     $10.04
                                                                               =======    =======    =======
     Total Return(2) ..........................................................  5.95%      2.75%      3.83%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Expenses to Average Net Assets ..................................  --(3)      --(3)      --(3)

     Ratio of Net Investment Income to Average Net Assets .....................  4.38%      3.62%   3.09%(4)

     Portfolio Turnover Rate ..................................................    78%        42%      3%(4)

     Net Assets, End of Period (in thousands) .................................$58,837    $60,857    $52,265

(1)  March 1, 1993 (inception) through October 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any, and are not annualized.

(3) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

(4)  Annualized.

Prospectus                                             Financial Highlights    5


FINANCIAL HIGHLIGHTS

INTERMEDIATE-TERM TAX-EXEMPT FUND

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                        1995       1994    1993(1)    1992(1)    1991(1)    1990(1)   1989(1)   1988(1) 1987(1)(2)

PER-SHARE DATA
Net Asset Value,
Beginning of Period ................. $10.01     $10.75     $10.27     $10.06      $9.66      $9.67     $9.73     $9.42     $10.00
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
Income from Investment Operations

     Net Investment Income ..........    .49        .48        .48        .48        .54        .56       .56       .54        .30

     Net Realized and Unrealized Gains
     (Losses) on Investment
     Transactions ...................    .52      (.61)        .55        .21        .40      (.01)     (.06)       .31      (.58)
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
     Total from
     Investment Operations ..........   1.01      (.13)       1.03        .69        .94        .55       .50       .85      (.28)
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
Distributions

     From Net Investment Income ..... (.487)     (.476)     (.476)     (.481)     (.536)     (.560)    (.558)    (.539)     (.300)

     From Net Realized Gains on
     Investment Transactions ........ (.082)     (.133)     (.078)         --         --         --        --        --         --

     In Excess of Net Realized Gains
     on Investment Transactions .....     --         --         --         --         --         --        --        --         --
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
     Total Distributions ............ (.569)     (.609)     (.554)     (.481)     (.536)     (.560)    (.558)    (.539)     (.300)
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
Net Asset Value, End of Period ...... $10.45     $10.01     $10.75     $10.27     $10.06      $9.66     $9.67     $9.73      $9.42
                                     =======    =======    =======    =======    =======    =======   =======   =======    =======
     Total Return(3) ................ 10.41%    (1.25)%     10.25%      7.00%      9.91%      5.89%     5.30%     9.18%    (4.34)%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Expenses to
     Average Net Assets .............   .60%       .60%       .72%    .98%(4)    .96%(4)      1.00%     1.00%     1.00%   1.00%(5)

     Ratio of Net Investment Income
     to Average Net Assets ..........  4.77%      4.59%      4.51%      4.68%      5.40%      5.80%     5.79%     5.57%   4.80%(5)

     Portfolio Turnover Rate ........    32%        74%        38%        36%        62%       102%       74%       86%     92%(5)

     Net Assets, End
     of Period (in thousands) .......$80,248    $81,400    $98,740    $76,745    $45,359    $25,587   $20,616   $14,286     $8,262

(1) The data presented has been restated to give effect to a 10 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  March 2, 1987 (inception) through October 31, 1987.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any, and are not annualized.

(4) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

(5)  Annualized.

6    Financial Highlights                           American Century Investments


FINANCIAL HIGHLIGHTS

LONG-TERM TAX-EXEMPT FUND

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                        1995       1994    1993(1)    1992(1)    1991(1)    1990(1)   1989(1)   1988(1) 1987(1)(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .................  $9.75     $11.10     $10.36     $10.23      $9.62      $9.84     $9.73     $9.09     $10.00
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
Income from Investment Operations

     Net Investment Income ..........    .53        .52        .53        .53        .57        .60       .62       .61        .37

     Net Realized and Unrealized Gains
     (Losses) on Investment
     Transactions ...................    .83     (1.01)        .90        .22        .61      (.12)       .11       .64      (.91)
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
     Total from
     Investment Operations ..........   1.36      (.49)       1.43        .75       1.18        .48       .73      1.25      (.54)
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
Distributions

     From Net Investment Income ..... (.532)     (.519)     (.529)     (.530)     (.572)     (.604)    (.623)    (.609)     (.370)

     From Net Realized Gains on
     Investment Transactions ........ (.044)     (.342)     (.161)     (.088)         --     (.094)        --        --         --

     In Excess of Net Realized Gains
     on Investment Transactions .....     --         --     (.003)         --         --         --        --        --         --
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
     Total Distributions ............ (.576)     (.861)     (.693)     (.618)     (.572)     (.698)    (.623)    (.609)     (.370)
                                     -------    -------    -------    -------    -------    -------   -------   -------    -------
Net Asset Value, End of Period ...... $10.54      $9.75     $11.10     $10.36     $10.23      $9.62     $9.84     $9.73      $9.09
                                     =======    =======    =======    =======    =======    =======   =======   =======    =======
     Total Return(3) ................ 14.45%    (4.70)%     14.32%      7.43%     12.54%      5.04%     7.75%    14.15%    (8.21)%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Expenses to
     Average Net Assets .............   .59%       .60%       .73%    .98%(4)    .96%(4)      1.00%     1.00%     1.00%   1.00%(5)

     Ratio of Net Investment Income
     to Average Net Assets ..........  5.24%      5.00%      4.90%      5.07%      5.73%      6.22%     6.36%     6.43%   6.20%(5)

     Portfolio Turnover Rate ........    61%        66%        81%        88%       110%       144%      120%      215%     94%(5)

     Net Assets, End
     of Period (in thousands) .......$57,997    $50,964    $70,757    $61,825    $39,229    $27,862   $20,217   $12,407     $6,426

(1) The data presented has been restated to give effect to a 10 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  March 2, 1987 (inception) through October 31, 1987.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any, and are not annualized.

(4) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

(5)  Annualized.

Prospectus                                             Financial Highlights    7


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

LIMITED-TERM TAX-EXEMPT FUND,
INTERMEDIATE-TERM TAX-EXEMPT FUND AND
LONG-TERM TAX-EXEMPT FUND

     These funds, which seek to provide investors with income generally exempt from federal income taxes, require a minimum initial investment of $5,000.

     The three funds differ in the weighted average maturities of their portfolios and accordingly in their degree of risk and level of income. Generally, the longer the weighted average maturity, the higher the yield and the greater the price volatility.

     Limited-Term Tax-Exempt Fund invests primarily in shorter-term tax-exempt bonds. The fund intends to maintain a weighted average portfolio maturity of three years or less. Effective March 1, 1997, the fund's policy regarding portfolio weighted average maturity will change. As of that date, the weighted average maturity maintained by the fund will be five years or less. You should consider this impending policy change prior to making an investment in this fund. This fund is designed for investors who can accept some fluctuation in principal in order to earn a higher level of current income than is generally available on tax-exempt money market securities.

     Intermediate-Term Tax-Exempt Fund invests in tax-exempt bonds and, under normal market conditions, will maintain a weighted average portfolio maturity of three to 10 years. It is designed for investors seeking a higher level of current income than is generally available on shorter-term tax-exempt bonds and money market securities and who are willing to accept a greater degree of fluctuation in principal.

     Long-Term Tax-Exempt Fund invests in longer-term tax-exempt bonds and, under normal market conditions, will maintain a weighted average portfolio maturity of 10 years or greater. The fund is designed for the investor seeking a higher level of current income and who can accept the relatively high degree of price volatility associated with longer-term bonds.

     As a fundamental policy, at least 80% of each fund's portfolio will consist of securities whose income is not subject to federal income tax, including the alternative minimum tax. All such securities must be accompanied by an opinion of Counsel to the issuer that the income is not subject to federal income taxes. See "Tax-Exempt Securities," page 10. Under normal market conditions,
Limited-Term Tax-Exempt Fund may invest up to 100% of its assets and Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund may invest up to 20% of their assets in shorter-term tax-exempt securities. For temporary defensive purposes, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund may invest 100% of their assets in such securities and all three funds may invest up to 20% of assets in taxable shorter-term securities.

     The tax-exempt funds may invest in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the manager, as follows: short-term notes within the two highest categories [for example, at least MIG-2 by Moody's Investors Services (Moody's) or SP-2 by Standard & Poor's Corporation (S&P)]; bonds within

8    Information Regarding the Funds                American Century Investments


the four highest categories (for example, at least Baa by Moody's or BBB by S&P); other types of securities rated at least P-2 by Moody's or A-2 by S&P. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances.

     The manager will actively manage each portfolio, adjusting the average maturity as necessary in response to expected changes in interest rates in general and for tax-exempt securities specifically. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on the fund's net asset value. Conversely, when prevailing interest rates are falling and bond prices are rising, the weighted average portfolio maturity of a fund may be moved toward the longer end of its maturity range.

     Tax-exempt securities are issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Interest on these securities is exempt from federal income taxes and, in some instances, applicable state or local income taxes. These securities are issued to obtain funds for various public purposes, or for specified privately operated facilities.

     From time to time, each fund may invest more than 25% of its assets in tax-exempt securities which are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities; for example, securities whose issuers are located in the same state. Furthermore, each fund may invest up to 40% of its assets in securities issued on behalf of educational facilities and 40% in securities issued on behalf of qualified health facilities. To the extent that a fund's assets are concentrated in securities payable from revenues on similar facilities, the fund will be subject to the peculiar risks presented by such facilities to a greater extent than it would if the fund's assets were not so concentrated. Such facilities could be adversely affected by, among other things, legislation, regulatory actions, a decline in public and private support and increased competition.


FUNDAMENTALS OF FIXED INCOME INVESTING

HISTORICAL YIELDS
[line graph - graph data]

         30-YEAR     20-YEAR      3-MONTH
         TREASURY   TAX-EXEMPT    TREASURY
         BONDS        BONDS        BILLS

1/91     8.19%        7.14%        6.38%
2/91     8.20         7.00         6.26
3/91     8.25         6.84         5.93
4/91     8.18         6.67         5.69
5/91     8.26         6.65         5.69
6/91     8.4          6.72         5.69
7/91     8.34         6.61         5.68
8/91     8.06         6.6          5.48
9/91     7.81         6.43         5.25
10/91    7.91         6.4          4.97
11/91    7.94         6.5          4.46
12/91    7.4          6.25         3.96
1/92     7.76         6.33         3.94
2/92     7.79         6.35         4.02
3/92     7.96         6.4          4.14
4/92     8.04         6.43         3.77
5/92     7.84         6.25         3.77
6/92     7.78         6.13         3.65
7/92     7.46         5.78         3.24
8/92     7.41         6.01         3.22
9/92     7.38         6.04         2.74
10/92    7.62         6.34         3.01
11/92    7.6          6.08         3.34
12/92    7.4          6.04         3.14
1/93     7.2          5.9          2.97
2/93     6.9          5.45         3
3/93     6.92         5.61         2.96
4/93     6.93         5.52         2.96
5/93     6.98         5.54         3.11
6/93     6.67         5.32         3.08
7/93     6.56         5.38         3.1
8/93     6.09         5.15         3.07
9/93     6.02         4.99         2.98
10/93    5.97         5            3.1
11/93    6.3          5.24         3.2
12/93    6.35         5.1          3.06
1/94     6.24         4.97         3.03
2/94     6.66         5.26         3.43
3/94     7.09         5.87         3.55
4/94     7.31         6.04         3.95
5/94     7.43         5.99         4.24
6/94     7.61         6.05         4.22
7/94     7.39         5.91         4.36
8/94     7.45         5.96         4.66
9/94     7.82         6.17         4.77
10/94    7.97         6.36         5.15
11/94    8            6.64         5.71
12/94    7.88         6.45         5.69
1/95     7.7          6.12         6
2/95     7.44         5.78         5.94
3/95     7.43         5.77         5.87
4/95     7.34         5.81         5.86
5/95     6.65         5.55         5.8
6/95     6.62         5.77         5.57
7/95     6.85         5.77         5.58
8/95     6.65         5.73         5.45
9/95     6.5          5.67         5.41
10/95    6.33         5.49         5.51
11/95    6.13         5.31         5.49
12/95    5.95         5.18         5.08




BOND PRICE VOLATILITY

     For a given change in interest rates, longer maturity bonds experience a greater change in price, as shown below:

                         Price of a 7%         Price of same
                          coupon bond           bond if its         Percent
          Years to        now trading         yield increases       change
          Maturity        to yield 7%              to 8%           in price

           1 year           $100.00               $99.06            -0.94%
           3 years          100.00                 97.38            -2.62%
          10 years          100.00                 93.20            -6.80%
          30 years          100.00                 88.69            -11.31%


YEARS TO MATURITY
[bar graph - graph data]

LIMITED-TERM BOND
Likely Maturities of Individual Holdings                    0-8 years
Expected Weighted Average Portfolio Maturity Range     6 mos.-5 years

INTERMEDIATE-TERM BOND
Likely Maturities of Individual Holdings                   0-20 years
Expected Weighted Average Portfolio Maturity Range         3-10 years

LONG-TERM BOND
Likely Maturities of Individual Holdings                   0-30 years
Expected Weighted Average Portfolio Maturity Range        10-20 years


     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds,

Prospectus                                  Information Regarding the Funds    9


to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.


AUTHORIZED QUALITY RANGES
[bar graph - graph data]
                                  A-1        A-2    A-3
                                  P-1        P-2    P-3
                                 MIG-1      MIG-2  MIG-3
                                 SP-1       SP-2   SP-3
                           AAA    AA     A   BBB    BB    B   CCC   CC   C    D
                           -----------------------------------------------------
Limited-Term Bond           x      x     x    x
Intermediate-Term Bond      x      x     x    x
Long-Term Bond              x      x     x    x


     In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of our fixed income funds take into account these relationships. The maturity of each fund has implications for the degree of price volatility and the yield level to be expected from each.

TAX-EXEMPT SECURITIES

     Historically, interest paid on securities issued by states, cities, counties, school districts and other political subdivisions of the United States has been exempt from federal income taxes. Legislation since 1985, however, affects the tax treatment of certain types of municipal bonds issued after certain dates and, in some cases, subjects the income from certain bonds to differing tax treatment depending on the tax status of its recipient.

     The tax-exempt funds should be expected to invest some portion of their assets in bonds which, in the hands of some holders, would be subject to the alternative minimum tax, as long as management determines it is in the best interest of shareholders generally to invest in such securities. See "Taxes," page 22.

     As a prospective investor in tax-exempt securities, you should determine whether your after-tax return is likely to be higher with a taxable or with a tax-exempt security. To determine this, you may use the analysis shown in the following example:

     Suppose your maximum tax rate is 36% and you want to determine whether you should purchase a 6% tax-exempt yield or a 9% taxable security.

          6%            6%
    --------------- = ------  = 9.375% taxable yield
    1-.36 tax rate      .64

     Your after-tax return will be higher with the 6% tax-exempt yield if taxable yields are less than 9.375%. In this example, the tax-exempt is more attractive than the 9% taxable yield.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the funds are shown in the Financial Highlights table on pages 5-7 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     While the funds are authorized to invest in repurchase agreements it is not expected that they will regularly make such investments, because the

10   Information Regarding the Funds                American Century Investments


interest earned on them typically is not tax-exempt. Repurchase agreements could be used, however, if it is deemed in the best interest of the funds' shareholders to invest in securities that are not exempt from federal income taxes.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     Each of the funds may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

Prospectus                                  Information Regarding the Funds   11


o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INTEREST RATE FUTURES CONTRACTS
AND OPTIONS THEREON

     The funds may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

     For options sold, a fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

     A fund will deposit in a segregated account with its custodian bank high-quality debt obligations in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

     A fund will purchase or sell futures contracts and options thereon only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities

12   Information Regarding the Funds                American Century Investments


that it may wish to include in its portfolio. A fund will enter into future and option transactions only to the extent that the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options do not exceed 5% of its assets.

     Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

     The manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

     See the Statement of Additional Information for further information about these instruments and their risks.

PERFORMANCE ADVERTISING

     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and tax-equivalent yield.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in a fund's financial statements.

     A tax-equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund which invests in exempt obligations. See "Tax-Exempt Securities," page 10, for a description of the method of comparing yields and tax-equivalent yields.

     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and

Prospectus                                  Information Regarding the Funds   13


publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 2 1/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

14   Information Regarding the Funds                American Century Investments


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 20.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $5,000. The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o   Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

Prospectus                  How to Invest with American Century Investments   15


BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see Automatic Investment Plan, this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 15 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges. See "When Share Price is Determined," page 21.

16 How to Invest with American Century Investments  American Century Investments


BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line -- see page 18) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 18.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check for an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Electronically transferred funds may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date,

Prospectus                  How to Invest with American Century Investments   17


the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o   redeeming more than $25,000;

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

     We offer CheckWriting as a service option for Limited-Term Tax-Exempt accounts. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing Limited-Term Tax-Exempt account, contact us by phone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by any means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be

18 How to Invest with American Century Investments  American Century Investments


liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

Prospectus                  How to Invest with American Century Investments   19


(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which are incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary. If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

20 How to Invest with American Century Investments  American Century Investments


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset values of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail before the net asset value is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the funds are published in leading newspapers daily. Net asset values may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions, which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," this page. If you redeem

Prospectus                           Additional Information You Should Know   21


shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.

     Distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     Each of the funds has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

     Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions which represent short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable, as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions of capital gains are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, we will send you a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. The tax-exempt funds anticipate that substantially all of the dividends to be paid by the funds will be exempt from federal income taxes to an individual unless, due to that person's own tax situation, he or she is subject to the alternative minimum tax. In that case, it is likely that a portion of the dividends will be taxable to that shareholder, while remaining tax-exempt in the hands of most other shareholders. The funds will advise shareholders of the percentage, if any, of the dividends not exempt from federal income tax, and the percentage, if any, subject to the individual alternative minimum tax should a shareholder be subject to it.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders

22   Additional Information You Should Know         American Century Investments


have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of The Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC.

     The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios and the funds' asset mix as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the teams may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

     COLLEEN M. DENZLER, Senior Municipal Portfolio Manager, joined the manager in January 1996 and is a member of the team that manages the funds and eight other Benham tax-exempt funds. Prior to joining the manager, Ms. Denzler was a portfolio manager with the Calvert Group for 10 years, specializing in state tax-exempt portfolios. Ms. Denzler is a Chartered Financial Analyst and is a member of the Association for Investment Management and Research (AIMR) and The Washington Society of Investment Analysts.

     G. DAVID MACEWEN joined American Century in 1991 as a Senior Municipal Portfolio Manager, and is a member of the teams that manage the Long-Term Tax-Exempt Fund and five other Benham tax-exempt funds. Prior to joining the manager, Mr. MacEwen was Vice President and Municipal Portfolio Manager with Provident Institutional Management Corporation, Wilmington, Delaware.

     JOEL SILVA joined American Century in 1989, serving first as a customer service representative, then moving to a position as a municipal bond trader. As a Municipal Portfolio Manager, Mr. Silva is a member of the teams that manage six Benham tax-exempt funds, including the Limited-Term, Intermediate-Term and Long-Term Tax-Exempt funds.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the funds, the manager receives an annual fee of 0.60% of each of the funds.

     On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

Prospectus                           Additional Information You Should Know   23


CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the funds' investment manager. The manager pays all expenses for promoting and distributing the funds.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Mutual Funds issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value

24   Additional Information You Should Know         American Century Investments


applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   25


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

[company logo]

9701
SH-BKT-6578

[recycled logo]
   Recycled

                                  [back cover]






                                   PROSPECTUS

                                 [company logo]

                               SEPTEMBER 3, 1996
                           REVISED DECEMBER 15, 1996

                                   TWENTIETH
                                   CENTURY(R)
                                     GROUP

                               New Opportunities

                                 [front cover]


AMERICAN CENTURY INVESTMENTS
FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

BENHAM GROUP(R)            AMERICAN CENTURY GROUP        TWENTIETH CENTURY GROUP

MONEY MARKET FUNDS         ASSET ALLOCATION &            GROWTH FUNDS
GOVERNMENT BOND FUNDS      BALANCED FUNDS                INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS       SPECIALTY FUNDS               New Opportunities

                              [inside front cover]


PROSPECTUS
SEPTEMBER 3, 1996
REVISED DECEMBER 15, 1996

New Opportunities

AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Twentieth Century Group that seeks capital growth is described in this Prospectus. The investment objective is listed on page 2 of this Prospectus.
The other funds are described in separate prospectuses.

     The fund is only available for purchase by participants in the American Century Priority Investors Program and employees of the affiliated companies comprising the American Century family of funds. The minimum initial investment for Priority Investors in this fund is $10,000; the maximum investment is $500,000. The manager intends to close the fund to new investors when the fund reaches $400,000,000 in net assets.

     SHARES OF THE FUND REDEEMED OR EXCHANGED WITHIN 5 YEARS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THIS REDEMPTION FEE IS RETAINED BY THE FUND.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419287
               Kansas City, Missouri 64141-6287 o 1-800-345-8810
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


INVESTMENT OBJECTIVE OF THE FUND

TWENTIETH CENTURY NEW OPPORTUNITIES FUND

     New Opportunities Fund seeks capital growth. It pursues its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

   There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective of the Fund               American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ..............................4

INFORMATION REGARDING THE FUND

A Long-Term Investment ...............................................5
Investment Policies of the Fund ......................................5
   Investment Approach ...............................................5
   Investments in Smaller Companies ..................................5
Other Investment Practices, Their Characteristics and Risks ..........5
   Foreign Securities ................................................5
   Forward Currency Exchange Contracts ...............................6
   Portfolio Turnover ................................................7
   Repurchase Agreements .............................................7
   Derivative Securities .............................................7
   Portfolio Lending .................................................8
   When-Issued Securities ............................................8
   Rule 144A Securities ..............................................8
   Short Sales .......................................................9
Performance Advertising ..............................................9

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ........................................10
Investing in American Century .......................................10
A Warning to Short Term Investors ...................................10
How to Open an Account ..............................................10
     By Mail ........................................................10
     By Wire ........................................................10
     By Exchange ....................................................11
     In Person ......................................................11
   Subsequent Investments ...........................................11
     By Mail ........................................................11
     By Telephone ...................................................11
     By Online Access ...............................................11
     By Wire ........................................................11
     In Person ......................................................11
   Automatic Investment Plan ........................................11
How to Exchange from One Account to Another .........................12
     By Mail ........................................................12
     By Telephone ...................................................12
     By Online Access ...............................................12
How to Redeem Shares ................................................12
     By Mail ........................................................12
     By Telephone ...................................................12
     By Check-A-Month ...............................................12
     Other Automatic Redemptions ....................................12
   Redemption Proceeds ..............................................13
     By Check .......................................................13
     By Wire and ACH ................................................13
   Special Requirements for Large Redemptions .......................13
   Redemption of Shares in Low-Balance Accounts .....................13
Signature Guarantee .................................................13
Special Shareholder Services ........................................14
     Automated Information Line .....................................14
     Online Account Access ..........................................14
     Open Order Service .............................................14
     Tax-Qualified Retirement Plans .................................14
Important Policies Regarding Your Investments .......................15
Reports to Shareholders .............................................15

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................17
   When Share Price Is Determined ...................................17
   How Share Price Is Determined ....................................17
   Where to Find Information About Share Price ......................18
Distributions .......................................................18
Taxes ...............................................................18
   Tax-Deferred Accounts ............................................18
   Taxable Accounts .................................................18
Management ..........................................................19
   Investment Management ............................................19
   Code of Ethics ...................................................20
   Transfer and Administrative Services .............................20
Distribution of Fund Shares .........................................21
Further Information About American Century ..........................21

Prospectus                                                Table of Contents    3


TRANSACTION AND OPERATING EXPENSE TABLE

                                                             New Opportunities

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .......................... none
Maximum Sales Load Imposed on Reinvested Dividends ............... none
Deferred Sales Load .............................................. none
Redemption Fee(1) ................................................ 2%(2)
Exchange Fee ..................................................... none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees .................................................. 1.5%
12b-1 Fees ....................................................... none
Other Expenses(3) ................................................ 0.00%
Total Fund Operating Expenses .................................... 1.5%

EXAMPLE:

You would pay the following expenses on a               1 year     $ 15
$10,000 investment, assuming a 5% annual return and    3 years       47
redemption at the end of each time period:

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Shares of the fund redeemed or exchanged within 5 years of their purchase are subject to a redemption fee of 2% of the value of the shares redeemed or exchanged. This redemption fee which is retained by the fund, is intended to minimize the impact that shareholder short-term investment behavior has on fund performance and hence, on the other shareholders of the fund. See "A Warning for Short-Term Investors," page 10.

(3) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than .001 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as an investor in the fund, will bear directly or indirectly. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4    Transaction and Operating Expense Table        American Century Investments


INFORMATION REGARDING THE FUND

A LONG-TERM INVESTMENT

     An investment in the New Opportunities fund should be considered as a long-term investment. The manager has adopted a number of policies regarding investments in the fund to help insure that prospective shareholders are willing to make a long-term commitment to the fund before investing. These policies are described under "A Warning for Short-term Investors", page 10. THOSE PROSPECTIVE INVESTORS WHO DO NOT WANT TO, OR ARE NOT ABLE TO, COMMIT TO LEAVE THEIR INVESTMENT IN THE FUND FOR AT LEAST 5 YEARS SHOULD NOT INVEST IN THE FUND.

INVESTMENT POLICIES OF THE FUND

     New Opportunities has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT APPROACH

     New Opportunities seeks capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (primarily relating to accelerating earnings and revenues) and have, in the opinion of the manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the fund intends to stay fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the fund's actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments.

INVESTMENTS IN SMALLER COMPANIES

     New Opportunities presently intends to invest primarily in the equity securities of smaller companies (although it can be expected that, as the fund gets larger, it will begin to invest in medium size and larger companies). These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and any resulting volatility and limited liquidity will impact the net asset value of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other

Prospectus                                   Information Regarding the Fund    5


countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     The fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The fund will limit its purchase of debt securities to investment grade obligations.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

6    Information Regarding the Fund                 American Century Investments


PORTFOLIO TURNOVER

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

     The fund will invest no more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     The fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the fund may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

Prospectus                                   Information Regarding the Fund    7


o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid

8    Information Regarding the Fund                 American Century Investments


securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

PERFORMANCE ADVERTISING

     From  time  to  time,  the  fund  may  advertise   performance  data.  Fund
performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which the fund may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                   Information Regarding the Fund    9


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-8810 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

A WARNING TO SHORT TERM INVESTORS

     In order to protect the fund's performance potential, it is the desire of the manager that only investors that intend to leave their money in the fund for the long term, i.e., for over five years, actually invest in the fund. Two policies have been adopted to highlight for potential investors that an investment in the fund should be viewed as a long-term commitment. First, the minimum initial investment for the fund is $10,000. Second, shares that are redeemed or exchanged within 5 years of their purchase will be subject to a redemption fee of 2% of the value of the shares redeemed or exchanged. This fee will be retained by the fund to help minimize the impact such redemptions and exchanges have on fund performance and, hence, on the other shareholders of the fund.

     BECAUSE OF THE SIGNIFICANT NEGATIVE IMPACT THAT THE FEE WILL HAVE ON REDEMPTIONS OR EXCHANGES MADE WITHIN FIVE YEARS OF PURCHASE, THOSE PROSPECTIVE INVESTORS WHO DO NOT WANT TO, OR ARE NOT ABLE TO, COMMIT TO LEAVE THEIR INVESTMENT IN THE FUND FOR AT LEAST FIVE YEARS SHOULD NOT INVEST IN THE FUND.

HOW TO OPEN AN ACCOUNT

     Shares of the fund are only available for purchase by participants in our Priority Investors Program and employees of the affiliated companies comprising the American Century family of funds.

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum initial investment for Priority Investors in this fund is $10,000; the maximum aggregate investment in the fund is $500,000. Any increase in value as a result of share price appreciation and distributions from the fund that are reinvested in the fund do not count against this $500,000 maximum.

     The manager currently intends to close the fund to new investors when the fund reaches $400,000,000 in net assets.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

10 How to Invest with American Century Investments  American Century Investments


o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-8810 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 12 for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see Automatic Investment Plan, this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 10 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

Prospectus                  How to Invest with American Century Investments   11


HOW TO EXCHANGE FROM
ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

     EXCHANGES OF SHARES MADE WITHIN 5 YEARS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2% OF THE VALUE OF THE SHARES EXCHANGED. SEE "A WARNING TO SHORT TERM INVESTORS," PAGE 10.

     If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 13.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line -- see page 14) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-8810 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-8810 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 13.

     REDEMPTION OF SHARES MADE WITHIN 5 YEARS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2% OF THE VALUE OF THE SHARES REDEEMED. SEE "A WARNING TO SHORT TERM INVESTORS," PAGE 10.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 13.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check for an amount you choose (minimum $50). To set up a Check-A-Month plan or request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to your account

12 How to Invest with American Century Investments  American Century Investments


at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite its right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o   redeeming more than $25,000; or

Prospectus                  How to Invest with American Century Investments   13


     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o   Individual Retirement Accounts (IRAs); or

     o   403(b) plans.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

14 How to Invest with American Century Investments  American Century Investments


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders. In particular, the manager has established different minimum investment amounts for the employees of its affiliated companies, and may change those amounts from time to time.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
          registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error

Prospectus                  How to Invest with American Century Investments   15


with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

16 How to Invest with American Century Investments  American Century Investments


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for the New Opportunities Fund is determined at the close of regular trading on each day that the New York Stock Exchange is open.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on a bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, the mean of the latest bid and asked price is used. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in

Prospectus                           Additional Information You Should Know   17


various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of American Century's funds are published in leading newspapers daily. The net asset value of New Opportunities will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually on or before December 31, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of the fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders it pays no income tax.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

18   Additional Information You Should Know         American Century Investments


     If more than 50% of the value of the fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If the fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Prospectus                           Additional Information You Should Know   19


The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC will be providing investment management services to funds managed by the manager, while certain employees of the manager will be providing investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolios of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolios as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the team managing New Opportunities Fund and their work experience for the last five years are as follows:

     GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager.

     JOHN D. SEITZER, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. Mr. Seitzer also is a member of the team that manages Vista.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the fund, the manager receives an annual fee of 1.5% of the average net assets the fund.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

     Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the investment manager. You

20   Additional Information You Should Know         American Century Investments


should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the fund.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419287, Kansas City, Missouri 64141-6287. All inquiries may be made by mail to that address, or by phone to 1-800-345-8810 (international calls: 816-531-5575).

     New Opportunities, which is first being offered by this Prospectus, is one of 17 series of $.01 par value shares issued by American Century Mutual Funds, Inc. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   21


P.O. Box 419287
Kansas City, Missouri
64141-6287

Person-to-person assistance:
1-800-345-8810 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-531-5689

Internet: www.americancentury.com

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